Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	BofA Funds Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001477434
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 1, 2012
BofA California Tax-Exempt Reserves (First Prospectus Summary) | BofA California Tax-Exempt Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NADXX
BofA Cash Reserves (First Prospectus Summary) | BofA Cash Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NSHXX
BofA Government Plus Reserves (First Prospectus Summary) | BofA Government Plus Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOTXX
BofA Government Reserves (First Prospectus Summary) | BofA Government Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRDXX
BofA Municipal Reserves (First Prospectus Summary) | BofA Municipal Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NMDXX
BofA Tax-Exempt Reserves (First Prospectus Summary) | BofA Tax-Exempt Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEDXX
BofA Treasury Reserves (First Prospectus Summary) | BofA Treasury Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDLXX
BofA Cash Reserves (Second Prospectus Summary) | BofA Cash Reserves | Investor II Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NPRXX
BofA Government Plus Reserves (Second Prospectus Summary) | BofA Government Plus Reserves | Investor II Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOGXX
BofA Government Reserves (Second Prospectus Summary) | BofA Government Reserves | Investor II Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGAXX
BofA Treasury Reserves (Second Prospectus Summary) | BofA Treasury Reserves | Investor II Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTSXX
BofA Cash Reserves (Third Prospectus Summary) | BofA Cash Reserves | Marsico Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NMOXX
BofA California Tax-Exempt Reserves (Second Prospectus Summary) | BofA California Tax-Exempt Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NARXX
BofA Cash Reserves (Fourth Prospectus Summary) | BofA Cash Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCRXX
BofA Government Plus Reserves (Third Prospectus Summary) | BofA Government Plus Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGCXX
BofA Government Reserves (Third Prospectus Summary) | BofA Government Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGRXX
BofA Money Market Reserves (First Prospectus Summary) | BofA Money Market Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRAXX
BofA Municipal Reserves (Second Prospectus Summary) | BofA Municipal Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NMRXX
BofA Tax-Exempt Reserves (Second Prospectus Summary) | BofA Tax-Exempt Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTAXX
BofA Treasury Reserves (Third Prospectus Summary) | BofA Treasury Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTRXX
BofA California Tax-Exempt Reserves (Third Prospectus Summary) | BofA California Tax-Exempt Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCAXX
BofA Cash Reserves (Fifth Prospectus Summary) | BofA Cash Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPMXX
BofA Connecticut Municipal Reserves (First Prospectus Summary) | BofA Connecticut Municipal Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOCXX
BofA Government Plus Reserves (Fourth Prospectus Summary) | BofA Government Plus Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGXX
BofA Government Reserves (Fourth Prospectus Summary) | BofA Government Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGCXX
BofA Massachusetts Municipal Reserves (First Prospectus Summary) | BofA Massachusetts Municipal Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOMXX
BofA Money Market Reserves (Second Prospectus Summary) | BofA Money Market Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NMCXX
BofA Municipal Reserves (Third Prospectus Summary) | BofA Municipal Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAFXX
BofA New York Tax-Exempt Reserves (First Prospectus Summary) | BofA New York Tax-Exempt Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NNYXX
BofA Tax-Exempt Reserves (Third Prospectus Summary) | BofA Tax-Exempt Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRCXX
BofA Treasury Reserves (Fourth Prospectus Summary) | BofA Treasury Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPLXX
BofA California Tax-Exempt Reserves (Fourth Prospectus Summary) | BofA California Tax-Exempt Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCTXX
BofA Cash Reserves (Sixth Prospectus Summary) | BofA Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCIXX
BofA Government Plus Reserves (Fifth Prospectus Summary) | BofA Government Plus Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVIXX
BofA Government Reserves (Fifth Prospectus Summary) | BofA Government Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NVIXX
BofA Money Market Reserves (Third Prospectus Summary) | BofA Money Market Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRIXX
BofA Municipal Reserves (Fourth Prospectus Summary) | BofA Municipal Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NMIXX
BofA New York Tax-Exempt Reserves (Second Prospectus Summary) | BofA New York Tax-Exempt Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NYIXX
BofA Tax-Exempt Reserves (Fourth Prospectus Summary) | BofA Tax-Exempt Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEIXX
BofA Treasury Reserves (Fifth Prospectus Summary) | BofA Treasury Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTIXX
BofA Cash Reserves (7Prospectus Summary) | BofA Cash Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOIXX
BofA Government Plus Reserves (Sixth Prospectus Summary) | BofA Government Plus Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVTXX
BofA Government Reserves (Sixth Prospectus Summary) | BofA Government Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGGXX
BofA Money Market Reserves (Fourth Prospectus Summary) | BofA Money Market Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVGXX
BofA Municipal Reserves (Fifth Prospectus Summary) | BofA Municipal Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BORXX
BofA Tax-Exempt Reserves (Fifth Prospectus Summary) | BofA Tax-Exempt Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CXGXX
BofA Treasury Reserves (Sixth Prospectus Summary) | BofA Treasury Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOUXX
BofA California Tax-Exempt Reserves (Fifth Prospectus Summary) | BofA California Tax-Exempt Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFTXX
BofA Cash Reserves (8Prospectus Summary) | BofA Cash Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMXX
BofA Connecticut Municipal Reserves (Second Prospectus Summary) | BofA Connecticut Municipal Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BONXX
BofA Government Plus Reserves (7Prospectus Summary) | BofA Government Plus Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOPXX
BofA Government Reserves (7Prospectus Summary) | BofA Government Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGHXX
BofA Massachusetts Municipal Reserves (Second Prospectus Summary) | BofA Massachusetts Municipal Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOSXX
BofA Municipal Reserves (Sixth Prospectus Summary) | BofA Municipal Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHPXX
BofA New York Tax-Exempt Reserves (Third Prospectus Summary) | BofA New York Tax-Exempt Reserves | Investor Class Shares Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOYXX
BofA Tax-Exempt Reserves (Sixth Prospectus Summary) | BofA Tax-Exempt Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NECXX
BofA Treasury Reserves (7Prospectus Summary) | BofA Treasury Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHGXX
BofA California Tax-Exempt Reserves (Sixth Prospectus Summary) | BofA California Tax-Exempt Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCLXX
BofA Cash Reserves (9Prospectus Summary) | BofA Cash Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCLXX
BofA Government Plus Reserves (8Prospectus Summary) | BofA Government Plus Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLQXX
BofA Government Reserves (8Prospectus Summary) | BofA Government Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGLXX
BofA Money Market Reserves (Fifth Prospectus Summary) | BofA Money Market Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRLXX
BofA Municipal Reserves (7Prospectus Summary) | BofA Municipal Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NMLXX
BofA Tax-Exempt Reserves (7Prospectus Summary) | BofA Tax-Exempt Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NELXX
BofA Treasury Reserves (8Prospectus Summary) | BofA Treasury Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTLXX
BofA California Tax-Exempt Reserves (7Prospectus Summary) | BofA California Tax-Exempt Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NATXX
BofA Cash Reserves (10Prospectus Summary) | BofA Cash Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRSXX
BofA Government Plus Reserves (9Prospectus Summary) | BofA Government Plus Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGPXX
BofA Government Reserves (9Prospectus Summary) | BofA Government Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGOXX
BofA Money Market Reserves (Sixth Prospectus Summary) | BofA Money Market Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRTXX
BofA Municipal Reserves (8Prospectus Summary) | BofA Municipal Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NMSXX
BofA New York Tax-Exempt Reserves (Fourth Prospectus Summary) | BofA New York Tax-Exempt Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NYRXX
BofA Tax-Exempt Reserves (8Prospectus Summary) | BofA Tax-Exempt Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTXXX
BofA Treasury Reserves (9Prospectus Summary) | BofA Treasury Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTTXX

BofA California Tax-Exempt Reserves (First Prospectus Summary) | BofA California Tax-Exempt Reserves
BofA California Tax-Exempt Reserves
Investment Objective
BofA California Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA California Tax-Exempt Reserves Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA California Tax-Exempt Reserves Daily Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.35%
Service fee		0.25%
Other		0.05%
Other expenses		0.30%
Total annual Fund operating expenses		0.90%
Fee waivers and/or reimbursements	[1][2]	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.80%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Daily Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA California Tax-Exempt Reserves Daily Class Shares	82	277	489	1,099

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions,

agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds,

consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

including Bank of America, N.A. and Bank of America Corporation (collectively,

Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the

Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in California municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of California and other factors specifically impacting the ability of issuers of California municipal securities to meet their obligations. California is continuing its efforts to recover from economic recession. However, such efforts have been hampered, including the state's housing market, which continues to adversely affect both the construction industry and the financial sector. In addition,

California's unemployment rate continues to remain high, and state revenues are lagging behind budgetary projections. California's Governor and state legislature have taken various actions designed to address these conditions,

including, but not limited to, revenue building and reapplication, and spending reduction initiatives. There can be no assurances, however, that the financial condition of California will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to California and its municipalities may affect the ability of California or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to

California municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Daily

Class shares of Columbia California Tax-Exempt Reserves, the predecessor to the

Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Daily Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.73%

Worst:       4 th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA California Tax-Exempt Reserves Daily Class Shares	none	1.38%	1.16%

[1]	Year-to-date return as of September 30, 2011: 0.03%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA California Tax-Exempt Reserves (First Prospectus Summary) | BofA California Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA California Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA California Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Daily Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the
Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in California municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of California and other factors specifically impacting the ability of issuers of California municipal securities to meet their obligations. California is continuing its efforts to recover from economic recession. However, such efforts have been hampered, including the state's housing market, which continues to adversely affect both the construction industry and the financial sector. In addition,
California's unemployment rate continues to remain high, and state revenues are lagging behind budgetary projections. California's Governor and state legislature have taken various actions designed to address these conditions, including, but not limited to, revenue building and reapplication, and spending reduction initiatives. There can be no assurances, however, that the financial condition of California will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to California and its municipalities may affect the ability of California or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to
California municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Daily
Class shares of Columbia California Tax-Exempt Reserves, the predecessor to the
Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Daily Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.73%
Worst:       4 th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA California Tax-Exempt Reserves (First Prospectus Summary) | BofA California Tax-Exempt Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA California Tax-Exempt Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	277
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	489
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,099
Annual Return 2001	rr_AnnualReturn2001	1.71%
Annual Return 2002	rr_AnnualReturn2002	0.66%
Annual Return 2003	rr_AnnualReturn2003	0.30%
Annual Return 2004	rr_AnnualReturn2004	0.42%
Annual Return 2005	rr_AnnualReturn2005	1.60%
Annual Return 2006	rr_AnnualReturn2006	2.65%
Annual Return 2007	rr_AnnualReturn2007	2.84%
Annual Return 2008	rr_AnnualReturn2008	1.45%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.16%

[1]	Year-to-date return as of September 30, 2011: 0.03%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Cash Reserves (First Prospectus Summary) | BofA Cash Reserves
BofA Cash Reserves
Investment Objective
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Cash Reserves Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Cash Reserves Daily Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.35%
Service fee		0.25%
Other		0.03%
Other expenses		0.28%
Total annual Fund operating expenses		0.88%
Fee waivers and/or reimbursements	[1][2]	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.80%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Daily Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Cash Reserves Daily Class Shares	82	273	480	1,077

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the

  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.

  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -

  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes,

  which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Daily

Class shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Daily Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.29%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Cash Reserves Daily Class Shares	none	2.22%	1.95%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Cash Reserves (First Prospectus Summary) | BofA Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Cash Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Daily Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the
  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.
  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -
  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Daily
Class shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Daily Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.29%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Cash Reserves (First Prospectus Summary) | BofA Cash Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Cash Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.03%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	480
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,077
Annual Return 2001	rr_AnnualReturn2001	3.60%
Annual Return 2002	rr_AnnualReturn2002	1.21%
Annual Return 2003	rr_AnnualReturn2003	0.48%
Annual Return 2004	rr_AnnualReturn2004	0.65%
Annual Return 2005	rr_AnnualReturn2005	2.48%
Annual Return 2006	rr_AnnualReturn2006	4.34%
Annual Return 2007	rr_AnnualReturn2007	4.61%
Annual Return 2008	rr_AnnualReturn2008	2.18%
Annual Return 2009	rr_AnnualReturn2009	0.09%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.95%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Plus Reserves (First Prospectus Summary) | BofA Government Plus Reserves
BofA Government Plus Reserves
Investment Objective
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Plus Reserves Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Plus Reserves Daily Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.35%
Service fee		0.25%
Other		0.06%
Other expenses		0.31%
Total annual Fund operating expenses		0.91%
Fee waivers and/or reimbursements	[1][2]	(0.11%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.80%
[1]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Daily Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Plus Reserves Daily Class Shares	82	279	493	1,109

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.

Treasury obligations and obligations of U.S. Government agencies, authorities,

instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Daily

Class shares of the Fund commenced operations on October 1, 2011. The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus. Daily Class shares would have annual returns substantially similar to those of Capital Class shares because each of the

Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Daily Class shares and Capital Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Capital Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.38%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Government Plus Reserves Daily Class Shares	Capital Class Shares	0.03%	2.52%	2.34%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Plus Reserves (First Prospectus Summary) | BofA Government Plus Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Plus Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Daily Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.
Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Daily
Class shares of the Fund commenced operations on October 1, 2011. The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus. Daily Class shares would have annual returns substantially similar to those of Capital Class shares because each of the
Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Daily Class shares and Capital Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Capital Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.38%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Plus Reserves (First Prospectus Summary) | BofA Government Plus Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Plus Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.91%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,109
Annual Return 2001	rr_AnnualReturn2001	3.99%
Annual Return 2002	rr_AnnualReturn2002	1.53%
Annual Return 2003	rr_AnnualReturn2003	1.03%
Annual Return 2004	rr_AnnualReturn2004	1.22%
Annual Return 2005	rr_AnnualReturn2005	3.08%
Annual Return 2006	rr_AnnualReturn2006	4.90%
Annual Return 2007	rr_AnnualReturn2007	5.11%
Annual Return 2008	rr_AnnualReturn2008	2.48%
Annual Return 2009	rr_AnnualReturn2009	0.21%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.34%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Reserves (First Prospectus Summary) | BofA Government Reserves
BofA Government Reserves
Investment Objective
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Reserves Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Reserves Daily Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.35%
Service fee		0.25%
Other		0.01%
Other expenses		0.26%
Total annual Fund operating expenses		0.86%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.80%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Daily Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Reserves Daily Class Shares	82	268	471	1,055

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Daily

Class shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Daily Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.26%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Government Reserves Daily Class Shares	none	2.07%	1.82%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Reserves (First Prospectus Summary) | BofA Government Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Daily Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Daily
Class shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Daily Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.26%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Reserves (First Prospectus Summary) | BofA Government Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,055
Annual Return 2001	rr_AnnualReturn2001	3.44%
Annual Return 2002	rr_AnnualReturn2002	1.06%
Annual Return 2003	rr_AnnualReturn2003	0.43%
Annual Return 2004	rr_AnnualReturn2004	0.60%
Annual Return 2005	rr_AnnualReturn2005	2.40%
Annual Return 2006	rr_AnnualReturn2006	4.28%
Annual Return 2007	rr_AnnualReturn2007	4.43%
Annual Return 2008	rr_AnnualReturn2008	1.75%
Annual Return 2009	rr_AnnualReturn2009	0.00%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.82%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Municipal Reserves (First Prospectus Summary) | BofA Municipal Reserves
BofA Municipal Reserves
Investment Objective
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Municipal Reserves Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Municipal Reserves Daily Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.35%
Service fee		0.25%
Other		0.02%
Other expenses		0.27%
Total annual Fund operating expenses		0.87%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.80%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Daily Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Municipal Reserves Daily Class Shares	82	271	475	1,066

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Daily

Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Daily Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2nd quarter 2007:     0.76%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Municipal Reserves Daily Class Shares	none	1.50%	1.28%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Municipal Reserves (First Prospectus Summary) | BofA Municipal Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Municipal Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Daily Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Daily
Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Daily Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2nd quarter 2007:     0.76%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Municipal Reserves (First Prospectus Summary) | BofA Municipal Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Municipal Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.87%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	475
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,066
Annual Return 2001	rr_AnnualReturn2001	2.06%
Annual Return 2002	rr_AnnualReturn2002	0.75%
Annual Return 2003	rr_AnnualReturn2003	0.36%
Annual Return 2004	rr_AnnualReturn2004	0.46%
Annual Return 2005	rr_AnnualReturn2005	1.66%
Annual Return 2006	rr_AnnualReturn2006	2.74%
Annual Return 2007	rr_AnnualReturn2007	2.95%
Annual Return 2008	rr_AnnualReturn2008	1.76%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.28%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Tax-Exempt Reserves (First Prospectus Summary) | BofA Tax-Exempt Reserves
BofA Tax-Exempt Reserves
Investment Objective
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Tax-Exempt Reserves Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Tax-Exempt Reserves Daily Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.35%
Service fee		0.25%
Other		0.02%
Other expenses		0.27%
Total annual Fund operating expenses		0.87%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.80%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Daily Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Tax-Exempt Reserves Daily Class Shares	82	271	475	1,066

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Daily

Class shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Daily Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2nd quarter 2007:     0.75%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Tax-Exempt Reserves Daily Class Shares	none	1.44%	1.23%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Tax-Exempt Reserves (First Prospectus Summary) | BofA Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Daily Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Daily
Class shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Daily Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2nd quarter 2007:     0.75%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Thirty Day Yield, Phone Number	rr_ThirtyDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Tax-Exempt Reserves (First Prospectus Summary) | BofA Tax-Exempt Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Tax-Exempt Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.87%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	475
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,066
Annual Return 2001	rr_AnnualReturn2001	2.06%
Annual Return 2002	rr_AnnualReturn2002	0.70%
Annual Return 2003	rr_AnnualReturn2003	0.33%
Annual Return 2004	rr_AnnualReturn2004	0.43%
Annual Return 2005	rr_AnnualReturn2005	1.62%
Annual Return 2006	rr_AnnualReturn2006	2.69%
Annual Return 2007	rr_AnnualReturn2007	2.90%
Annual Return 2008	rr_AnnualReturn2008	1.59%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.23%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Treasury Reserves (First Prospectus Summary) | BofA Treasury Reserves
BofA Treasury Reserves
Investment Objective
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Treasury Reserves Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Treasury Reserves Daily Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.35%
Service fee		0.25%
Other		0.01%
Other expenses		0.26%
Total annual Fund operating expenses		0.86%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.80%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Daily Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Treasury Reserves Daily Class Shares	82	268	471	1,055

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.

Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S.

  Government. For example, securities issued by the Federal   Home Loan Mortgage

  Corporation, the Federal National Mortgage Association and the Federal Home Loan

  Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT

  THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Daily

Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Daily Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.22%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Treasury Reserves Daily Class Shares	none	1.89%	1.72%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Treasury Reserves (First Prospectus Summary) | BofA Treasury Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Treasury Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Daily Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.
Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S.
  Government. For example, securities issued by the Federal   Home Loan Mortgage
  Corporation, the Federal National Mortgage Association and the Federal Home Loan
  Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT
  THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Daily
Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Daily Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.22%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Treasury Reserves (First Prospectus Summary) | BofA Treasury Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Treasury Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,055
Annual Return 2001	rr_AnnualReturn2001	3.36%
Annual Return 2002	rr_AnnualReturn2002	1.08%
Annual Return 2003	rr_AnnualReturn2003	0.42%
Annual Return 2004	rr_AnnualReturn2004	0.55%
Annual Return 2005	rr_AnnualReturn2005	2.35%
Annual Return 2006	rr_AnnualReturn2006	4.24%
Annual Return 2007	rr_AnnualReturn2007	4.22%
Annual Return 2008	rr_AnnualReturn2008	1.08%
Annual Return 2009	rr_AnnualReturn2009	0.00%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.72%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Cash Reserves (Second Prospectus Summary) | BofA Cash Reserves
BofA Cash Reserves
Investment Objective
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Cash Reserves Investor II Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Cash Reserves Investor II Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.10%
Service fee		0.25%
Shareholder administration fee		0.10%
Other		0.03%
Other expenses		0.38%
Total annual Fund operating expenses		0.73%
Fee waivers and/or reimbursements	[1][2]	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.65%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor II Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Cash Reserves Investor II Class Shares	66	225	398	899

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the

  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.

  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -

  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes,

  which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Class A shares of Columbia Cash Reserves, the predecessor to the Fund and a series of

Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Investor II

Class shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        3 rd quarter 2007:     1.21%

Worst:       4 th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Cash Reserves Investor II Class Shares	none	2.32%	1.91%	May 13, 2002

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Cash Reserves (Second Prospectus Summary) | BofA Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Cash Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor II Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the
  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.
  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -
  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Class A shares of Columbia Cash Reserves, the predecessor to the Fund and a series of
Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Investor II
Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        3 rd quarter 2007:     1.21%
Worst:       4 th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Cash Reserves (Second Prospectus Summary) | BofA Cash Reserves | Investor II Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Cash Reserves | Investor II Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.10%
Other	rr_Component3OtherExpensesOverAssets	0.03%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	225
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	398
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	899
Annual Return 2003	rr_AnnualReturn2003	0.64%
Annual Return 2004	rr_AnnualReturn2004	0.80%
Annual Return 2005	rr_AnnualReturn2005	2.64%
Annual Return 2006	rr_AnnualReturn2006	4.49%
Annual Return 2007	rr_AnnualReturn2007	4.77%
Annual Return 2008	rr_AnnualReturn2008	2.33%
Annual Return 2009	rr_AnnualReturn2009	0.13%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2002

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Plus Reserves (Second Prospectus Summary) | BofA Government Plus Reserves
BofA Government Plus Reserves
Investment Objective
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Plus Reserves Investor II Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Plus Reserves Investor II Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.10%
Service fee		0.25%
Shareholder administration fee		0.10%
Other		0.06%
Other expenses		0.41%
Total annual Fund operating expenses		0.76%
Fee waivers and/or reimbursements	[1][2]	(0.11%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.65%
[1]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor II Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Plus Reserves Investor II Class Shares	66	232	412	932

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.

Treasury obligations and obligations of U.S. Government agencies, authorities,

instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor

II Class shares of the Fund commenced operations on October 1, 2011. The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus. Investor II Class shares would have annual returns substantially similar to those of Capital Class shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Investor II Class shares and Capital Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Capital Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.38%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Government Plus Reserves Investor II Class Shares	Capital Class Shares	0.03%	2.52%	2.34%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Plus Reserves (Second Prospectus Summary) | BofA Government Plus Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Plus Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor II Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.
Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor
II Class shares of the Fund commenced operations on October 1, 2011. The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus. Investor II Class shares would have annual returns substantially similar to those of Capital Class shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Investor II Class shares and Capital Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Capital Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.38%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Plus Reserves (Second Prospectus Summary) | BofA Government Plus Reserves | Investor II Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Plus Reserves | Investor II Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.10%
Other	rr_Component3OtherExpensesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.76%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	412
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	932
Annual Return 2001	rr_AnnualReturn2001	3.99%
Annual Return 2002	rr_AnnualReturn2002	1.53%
Annual Return 2003	rr_AnnualReturn2003	1.03%
Annual Return 2004	rr_AnnualReturn2004	1.22%
Annual Return 2005	rr_AnnualReturn2005	3.08%
Annual Return 2006	rr_AnnualReturn2006	4.90%
Annual Return 2007	rr_AnnualReturn2007	5.11%
Annual Return 2008	rr_AnnualReturn2008	2.48%
Annual Return 2009	rr_AnnualReturn2009	0.21%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.34%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Reserves (Second Prospectus Summary) | BofA Government Reserves
BofA Government Reserves
Investment Objective
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Reserves Investor II Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Reserves Investor II Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.10%
Service fee		0.25%
Shareholder administration fee		0.10%
Other		0.01%
Other expenses		0.36%
Total annual Fund operating expenses		0.71%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.65%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor II Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Reserves Investor II Class Shares	66	221	389	877

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Class A shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Investor II

Class shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns

During this Period

Best:        3rd quarter 2006:     1.18%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Government Reserves Investor II Class Shares	none	2.17%	1.79%	May 13, 2002

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Reserves (Second Prospectus Summary) | BofA Government Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor II Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Class A shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Investor II
Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        3rd quarter 2006:     1.18%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010	[1]
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Reserves (Second Prospectus Summary) | BofA Government Reserves | Investor II Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Reserves | Investor II Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.10%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.71%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	389
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	877
Annual Return 2003	rr_AnnualReturn2003	0.58%
Annual Return 2004	rr_AnnualReturn2004	0.75%
Annual Return 2005	rr_AnnualReturn2005	2.55%
Annual Return 2006	rr_AnnualReturn2006	4.43%
Annual Return 2007	rr_AnnualReturn2007	4.58%
Annual Return 2008	rr_AnnualReturn2008	1.92%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2002

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Treasury Reserves (Second Prospectus Summary) | BofA Treasury Reserves
BofA Treasury Reserves
Investment Objective
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Treasury Reserves Investor II Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Treasury Reserves Investor II Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.10%
Service fee		0.25%
Shareholder administration fee		0.10%
Other		0.01%
Other expenses		0.36%
Total annual Fund operating expenses		0.71%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.65%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor II Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Treasury Reserves Investor II Class Shares	66	221	389	877

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.

Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Class A shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Investor II

Class shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        4th quarter 2006:     1.18%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Treasury Reserves Investor II Class Shares	none	1.97%	1.66%	May 13, 2002

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Treasury Reserves (Second Prospectus Summary) | BofA Treasury Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Treasury Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor II Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.
Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Class A shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Investor II
Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        4th quarter 2006:     1.18%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Treasury Reserves (Second Prospectus Summary) | BofA Treasury Reserves | Investor II Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Treasury Reserves | Investor II Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.10%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.71%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	389
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	877
Annual Return 2003	rr_AnnualReturn2003	0.57%
Annual Return 2004	rr_AnnualReturn2004	0.69%
Annual Return 2005	rr_AnnualReturn2005	2.50%
Annual Return 2006	rr_AnnualReturn2006	4.40%
Annual Return 2007	rr_AnnualReturn2007	4.38%
Annual Return 2008	rr_AnnualReturn2008	1.19%
Annual Return 2009	rr_AnnualReturn2009	0.00%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2002

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Cash Reserves (Third Prospectus Summary) | BofA Cash Reserves
BofA Cash Reserves
Investment Objective
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Cash Reserves Marsico Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Cash Reserves Marsico Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Service fee		0.25%
Shareholder administration fee		0.10%
Other		0.03%
Other expenses		0.38%
Total annual Fund operating expenses		0.63%
Fee waivers and/or reimbursements	[1][2]	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.55%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Marsico shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Cash Reserves Marsico Shares	56	194	343	779

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S.

  Government. For example, securities issued by the Federal Home Loan Mortgage

  Corporation, the Federal National Mortgage Association and the Federal Home Loan

  Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and

  Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes,

  which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Marsico shares of Columbia Cash Reserves, the predecessor to the Fund and a series of

Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Marsico shares has varied from year to year. For the Fund's current 7-day yield, call BofA

Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        3rd quarter 2007:     1.23%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Cash Reserves Marsico Shares	none	2.39%	1.99%	May 13, 2002

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Cash Reserves (Third Prospectus Summary) | BofA Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Cash Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Marsico shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S.
  Government. For example, securities issued by the Federal Home Loan Mortgage
  Corporation, the Federal National Mortgage Association and the Federal Home Loan
  Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and
  Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Marsico shares of Columbia Cash Reserves, the predecessor to the Fund and a series of
Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Marsico shares has varied from year to year. For the Fund's current 7-day yield, call BofA
Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        3rd quarter 2007:     1.23%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Cash Reserves (Third Prospectus Summary) | BofA Cash Reserves | Marsico Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Cash Reserves | Marsico Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.10%
Other	rr_Component3OtherExpensesOverAssets	0.03%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.63%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	194
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	343
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	779
Annual Return 2003	rr_AnnualReturn2003	0.74%
Annual Return 2004	rr_AnnualReturn2004	0.90%
Annual Return 2005	rr_AnnualReturn2005	2.74%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	4.87%
Annual Return 2008	rr_AnnualReturn2008	2.43%
Annual Return 2009	rr_AnnualReturn2009	0.17%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2002

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA California Tax-Exempt Reserves (Second Prospectus Summary) | BofA California Tax-Exempt Reserves
BofA California Tax-Exempt Reserves
Investment Objective
BofA California Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA California Tax-Exempt Reserves Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA California Tax-Exempt Reserves Adviser Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Service fee		0.25%
Other		0.05%
Other expenses		0.30%
Total annual Fund operating expenses		0.55%
Fee waivers and/or reimbursements	[1][2]	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.45%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA California Tax-Exempt Reserves Adviser Class Shares	46	166	297	680

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions,

agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds,

consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

including Bank of America, N.A. and Bank of America Corporation (collectively,

Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the

Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in California municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of California and other factors specifically impacting the ability of issuers of California municipal securities to meet their obligations. California is continuing its efforts to recover from economic recession. However, such efforts have been hampered, including the state's housing market, which continues to adversely affect both the construction industry and the financial sector. In addition, California's unemployment rate continues to remain high, and state revenues are lagging behind budgetary projections. California's Governor and state legislature have taken various actions designed to address these conditions, including, but not limited to,

revenue building and reapplication, and spending reduction initiatives. There can be no assurances, however, that the financial condition of California will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to California and its municipalities may affect the ability of California or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to California municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser

Class shares of Columbia California Tax-Exempt Reserves, the predecessor to the

Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.82%

Worst:       4 th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA California Tax-Exempt Reserves Adviser Class Shares	none	1.62%	1.45%

[1]	Year-to-date return as of September 30, 2011: 0.03%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA California Tax-Exempt Reserves (Second Prospectus Summary) | BofA California Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA California Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA California Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the
Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in California municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of California and other factors specifically impacting the ability of issuers of California municipal securities to meet their obligations. California is continuing its efforts to recover from economic recession. However, such efforts have been hampered, including the state's housing market, which continues to adversely affect both the construction industry and the financial sector. In addition, California's unemployment rate continues to remain high, and state revenues are lagging behind budgetary projections. California's Governor and state legislature have taken various actions designed to address these conditions, including, but not limited to, revenue building and reapplication, and spending reduction initiatives. There can be no assurances, however, that the financial condition of California will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to California and its municipalities may affect the ability of California or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to California municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser
Class shares of Columbia California Tax-Exempt Reserves, the predecessor to the
Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.82%
Worst:       4 th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA California Tax-Exempt Reserves (Second Prospectus Summary) | BofA California Tax-Exempt Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA California Tax-Exempt Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.55%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	166
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	297
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	680
Annual Return 2001	rr_AnnualReturn2001	2.07%
Annual Return 2002	rr_AnnualReturn2002	1.01%
Annual Return 2003	rr_AnnualReturn2003	0.62%
Annual Return 2004	rr_AnnualReturn2004	0.77%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	3.00%
Annual Return 2007	rr_AnnualReturn2007	3.20%
Annual Return 2008	rr_AnnualReturn2008	1.80%
Annual Return 2009	rr_AnnualReturn2009	0.12%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.45%

[1]	Year-to-date return as of September 30, 2011: 0.03%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Cash Reserves (Fourth Prospectus Summary) | BofA Cash Reserves
BofA Cash Reserves
Investment Objective
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Cash Reserves Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Cash Reserves Adviser Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Service fee		0.25%
Other		0.03%
Other expenses		0.28%
Total annual Fund operating expenses		0.53%
Fee waivers and/or reimbursements	[1][2]	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.45%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Cash Reserves Adviser Class Shares	46	162	288	657

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

including Bank of America, N.A. and Bank of America Corporation (collectively,

Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

"full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

Home Loan Mortgage Corporation, the Federal National MortgageAssociation and the

Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.

These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency,authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.See ABOUT THE FUND'S INVESTMENTS - U.S. Government

and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes,

which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser

Class shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.38%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Cash Reserves Adviser Class Shares	none	2.46%	2.25%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Cash Reserves (Fourth Prospectus Summary) | BofA Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Cash Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
"full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
Home Loan Mortgage Corporation, the Federal National MortgageAssociation and the
Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.
These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency,authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.See ABOUT THE FUND'S INVESTMENTS - U.S. Government
and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser
Class shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.38%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Cash Reserves (Fourth Prospectus Summary) | BofA Cash Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Cash Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.03%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.53%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	162
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	288
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	657
Annual Return 2001	rr_AnnualReturn2001	3.96%
Annual Return 2002	rr_AnnualReturn2002	1.56%
Annual Return 2003	rr_AnnualReturn2003	0.84%
Annual Return 2004	rr_AnnualReturn2004	1.00%
Annual Return 2005	rr_AnnualReturn2005	2.84%
Annual Return 2006	rr_AnnualReturn2006	4.70%
Annual Return 2007	rr_AnnualReturn2007	4.98%
Annual Return 2008	rr_AnnualReturn2008	2.53%
Annual Return 2009	rr_AnnualReturn2009	0.21%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.25%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Plus Reserves (Third Prospectus Summary) | BofA Government Plus Reserves
BofA Government Plus Reserves
Investment Objective
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Plus Reserves Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Plus Reserves Adviser Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Service fee		0.25%
Other		0.06%
Other expenses		0.31%
Total annual Fund operating expenses		0.56%
Fee waivers and/or reimbursements	[1][2]	(0.11%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.45%
[1]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Plus Reserves Adviser Class Shares	46	168	302	691

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.

Treasury obligations and obligations of U.S. Government agencies, authorities,

instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser

Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. For periods prior to November 21,

2005, the performance of the Fund's Adviser Class shares represents that of the

Galaxy Institutional Government Money Market Fund's Preferred shares, the predecessor to Columbia Government Plus Reserves' Adviser Class shares. The

Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        4th quarter 2006:     1.23%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Government Plus Reserves Adviser Class Shares	none	2.33%	2.05%	Feb 28, 2003

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Plus Reserves (Third Prospectus Summary) | BofA Government Plus Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Plus Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.
Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser
Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. For periods prior to November 21,
2005, the performance of the Fund's Adviser Class shares represents that of the
Galaxy Institutional Government Money Market Fund's Preferred shares, the predecessor to Columbia Government Plus Reserves' Adviser Class shares. The
Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        4th quarter 2006:     1.23%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Plus Reserves (Third Prospectus Summary) | BofA Government Plus Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Plus Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.56%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	168
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	691
Annual Return 2004	rr_AnnualReturn2004	0.97%
Annual Return 2005	rr_AnnualReturn2005	2.82%
Annual Return 2006	rr_AnnualReturn2006	4.64%
Annual Return 2007	rr_AnnualReturn2007	4.85%
Annual Return 2008	rr_AnnualReturn2008	2.22%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2003

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Reserves (Third Prospectus Summary) | BofA Government Reserves
BofA Government Reserves
Investment Objective
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Reserves Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Reserves Adviser Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Service fee		0.25%
Other		0.01%
Other expenses		0.26%
Total annual Fund operating expenses		0.51%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.45%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Reserves Adviser Class Shares	46	158	279	635

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser

Class shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.34%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Government Reserves Adviser Class Shares	none	2.29%	2.11%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Reserves (Third Prospectus Summary) | BofA Government Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser
Class shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.34%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Reserves (Third Prospectus Summary) | BofA Government Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service fee	rr_Component2OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.51%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	158
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	279
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	635
Annual Return 2001	rr_AnnualReturn2001	3.80%
Annual Return 2002	rr_AnnualReturn2002	1.41%
Annual Return 2003	rr_AnnualReturn2003	0.78%
Annual Return 2004	rr_AnnualReturn2004	0.95%
Annual Return 2005	rr_AnnualReturn2005	2.76%
Annual Return 2006	rr_AnnualReturn2006	4.64%
Annual Return 2007	rr_AnnualReturn2007	4.79%
Annual Return 2008	rr_AnnualReturn2008	2.10%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.11%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Money Market Reserves (First Prospectus Summary) | BofA Money Market Reserves
BofA Money Market Reserves
Investment Objective
BofA Money Market Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Money Market Reserves Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Money Market Reserves Adviser Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Service fee		0.25%
Other		0.02%
Other expenses		0.27%
Total annual Fund operating expenses		0.52%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.45%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Money Market Reserves Adviser Class Shares	46	160	284	646

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the

  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.

  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS - U.S.

  Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities,

  including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders.

  Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies;

  the impact of political, social or diplomatic events; possible seizure,

  expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting,

  auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser

Class shares of Columbia Money Market Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.37%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Money Market Reserves Adviser Class Shares	none	2.47%	2.23%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Money Market Reserves (First Prospectus Summary) | BofA Money Market Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Money Market Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Money Market Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the
  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.
  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS - U.S.
  Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders.
  Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies;
  the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	it is possible to lose money by investing in the Fund
Risk, Money Market Fund	rr_RiskMoneyMarketFund	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser
Class shares of Columbia Money Market Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.37%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Money Market Reserves (First Prospectus Summary) | BofA Money Market Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Money Market Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.52%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	284
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	646
Annual Return 2001	rr_AnnualReturn2001	3.89%
Annual Return 2002	rr_AnnualReturn2002	1.48%
Annual Return 2003	rr_AnnualReturn2003	0.80%
Annual Return 2004	rr_AnnualReturn2004	0.99%
Annual Return 2005	rr_AnnualReturn2005	2.85%
Annual Return 2006	rr_AnnualReturn2006	4.71%
Annual Return 2007	rr_AnnualReturn2007	4.99%
Annual Return 2008	rr_AnnualReturn2008	2.55%
Annual Return 2009	rr_AnnualReturn2009	0.22%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.23%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Municipal Reserves (Second Prospectus Summary) | BofA Municipal Reserves
BofA Municipal Reserves
Investment Objective
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Municipal Reserves Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Municipal Reserves Adviser Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Service fee		0.25%
Other		0.02%
Other expenses		0.27%
Total annual Fund operating expenses		0.52%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.45%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Municipal Reserves Adviser Class Shares	46	160	284	646

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser

Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2nd quarter 2007:     0.84%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Municipal Reserves Adviser Class Shares	none	1.75%	1.58%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Municipal Reserves (Second Prospectus Summary) | BofA Municipal Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Municipal Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser
Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2nd quarter 2007:     0.84%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Municipal Reserves (Second Prospectus Summary) | BofA Municipal Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Municipal Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.52%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	284
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	646
Annual Return 2001	rr_AnnualReturn2001	2.41%
Annual Return 2002	rr_AnnualReturn2002	1.11%
Annual Return 2003	rr_AnnualReturn2003	0.70%
Annual Return 2004	rr_AnnualReturn2004	0.81%
Annual Return 2005	rr_AnnualReturn2005	2.02%
Annual Return 2006	rr_AnnualReturn2006	3.10%
Annual Return 2007	rr_AnnualReturn2007	3.31%
Annual Return 2008	rr_AnnualReturn2008	2.12%
Annual Return 2009	rr_AnnualReturn2009	0.25%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.58%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Tax-Exempt Reserves (Second Prospectus Summary) | BofA Tax-Exempt Reserves
BofA Tax-Exempt Reserves
Investment Objective
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Tax-Exempt Reserves Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Tax-Exempt Reserves Adviser Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Service fee		0.25%
Other		0.02%
Other expenses		0.27%
Total annual Fund operating expenses		0.52%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.45%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Tax-Exempt Reserves Adviser Class Shares	46	160	284	646

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser

Class shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.83%

Worst:       4 th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Tax-Exempt Reserves Adviser Class Shares	none	1.68%	1.46%	Aug 8, 2002

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Tax-Exempt Reserves (Second Prospectus Summary) | BofA Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser
Class shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.83%
Worst:       4 th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Thirty Day Yield, Phone Number	rr_ThirtyDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Tax-Exempt Reserves (Second Prospectus Summary) | BofA Tax-Exempt Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Tax-Exempt Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.52%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	284
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	646
Annual Return 2003	rr_AnnualReturn2003	0.66%
Annual Return 2004	rr_AnnualReturn2004	0.79%
Annual Return 2005	rr_AnnualReturn2005	1.97%
Annual Return 2006	rr_AnnualReturn2006	3.05%
Annual Return 2007	rr_AnnualReturn2007	3.26%
Annual Return 2008	rr_AnnualReturn2008	1.95%
Annual Return 2009	rr_AnnualReturn2009	0.20%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2002

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Treasury Reserves (Third Prospectus Summary) | BofA Treasury Reserves
BofA Treasury Reserves
Investment Objective
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Treasury Reserves Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Treasury Reserves Adviser Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Service fee		0.25%
Other		0.01%
Other expenses		0.26%
Total annual Fund operating expenses		0.51%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.45%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Treasury Reserves Adviser Class Shares	46	158	279	635

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.

Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S.

  Government. For example, securities issued by the Federal Home Loan Mortgage

  Corporation, the Federal National Mortgage Association and the Federal Home Loan

  Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority,instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related

  Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser

Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.31%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Treasury Reserves Adviser Class Shares	none	2.09%	1.99%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Treasury Reserves (Third Prospectus Summary) | BofA Treasury Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Treasury Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Adviser Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.
Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S.
  Government. For example, securities issued by the Federal Home Loan Mortgage
  Corporation, the Federal National Mortgage Association and the Federal Home Loan
  Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority,instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related
  Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Adviser
Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Adviser Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.31%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Treasury Reserves (Third Prospectus Summary) | BofA Treasury Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Treasury Reserves | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.51%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	158
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	279
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	635
Annual Return 2001	rr_AnnualReturn2001	3.72%
Annual Return 2002	rr_AnnualReturn2002	1.44%
Annual Return 2003	rr_AnnualReturn2003	0.77%
Annual Return 2004	rr_AnnualReturn2004	0.90%
Annual Return 2005	rr_AnnualReturn2005	2.71%
Annual Return 2006	rr_AnnualReturn2006	4.61%
Annual Return 2007	rr_AnnualReturn2007	4.59%
Annual Return 2008	rr_AnnualReturn2008	1.35%
Annual Return 2009	rr_AnnualReturn2009	0.00%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.99%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA California Tax-Exempt Reserves (Third Prospectus Summary) | BofA California Tax-Exempt Reserves
BofA California Tax-Exempt Reserves
Investment Objective
BofA California Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA California Tax-Exempt Reserves Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA California Tax-Exempt Reserves Capital Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.05%
Total annual Fund operating expenses		0.30%
Fee waivers and/or reimbursements	[1][2]	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA California Tax-Exempt Reserves Capital Class Shares	20	86	159	371

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions,

agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds,

consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

including Bank of America, N.A. and Bank of America Corporation (collectively,

Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the

Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects.

Since the Fund invests in California municipal securities, the value of the

Fund's shares may be especially affected by factors pertaining to the economy of

California and other factors specifically impacting the ability of issuers of

California municipal securities to meet their obligations. California is continuing its efforts to recover from economic recession. However, such efforts have been hampered, including the state's housing market, which continues to adversely affect both the construction industry and the financial sector. In addition, California's unemployment rate continues to remain high, and state revenues are lagging behind budgetary projections. California's Governor and state legislature have taken various actions designed to address these conditions, including, but not limited to, revenue building and reapplication,

and spending reduction initiatives. There can be no assurances, however, that the financial condition of California will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to,

lower than expected revenues or higher than expected expenditures. Such factors relating to California and its municipalities may affect the ability of

California or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to California municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital

Class shares of Columbia California Tax-Exempt Reserves, the predecessor to the

Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.88%

Worst:       1 st quarter 2010:     0.02%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA California Tax-Exempt Reserves Capital Class Shares	0.14%	1.84%	1.69%

[1]	Year-to-date return as of September 30, 2011: 0.10%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA California Tax-Exempt Reserves (Third Prospectus Summary) | BofA California Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA California Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA California Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the
Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects.
Since the Fund invests in California municipal securities, the value of the
Fund's shares may be especially affected by factors pertaining to the economy of
California and other factors specifically impacting the ability of issuers of
California municipal securities to meet their obligations. California is continuing its efforts to recover from economic recession. However, such efforts have been hampered, including the state's housing market, which continues to adversely affect both the construction industry and the financial sector. In addition, California's unemployment rate continues to remain high, and state revenues are lagging behind budgetary projections. California's Governor and state legislature have taken various actions designed to address these conditions, including, but not limited to, revenue building and reapplication, and spending reduction initiatives. There can be no assurances, however, that the financial condition of California will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to California and its municipalities may affect the ability of
California or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to California municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital
Class shares of Columbia California Tax-Exempt Reserves, the predecessor to the
Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.88%
Worst:       1 st quarter 2010:     0.02%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA California Tax-Exempt Reserves (Third Prospectus Summary) | BofA California Tax-Exempt Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
BofA California Tax-Exempt Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.30%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	86
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	159
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	371
Annual Return 2001	rr_AnnualReturn2001	2.33%
Annual Return 2002	rr_AnnualReturn2002	1.26%
Annual Return 2003	rr_AnnualReturn2003	0.87%
Annual Return 2004	rr_AnnualReturn2004	1.02%
Annual Return 2005	rr_AnnualReturn2005	2.21%
Annual Return 2006	rr_AnnualReturn2006	3.26%
Annual Return 2007	rr_AnnualReturn2007	3.46%
Annual Return 2008	rr_AnnualReturn2008	2.06%
Annual Return 2009	rr_AnnualReturn2009	0.32%
Annual Return 2010	rr_AnnualReturn2010	0.14%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.69%

[1]	Year-to-date return as of September 30, 2011: 0.10%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Cash Reserves (Fifth Prospectus Summary) | BofA Cash Reserves
BofA Cash Reserves
Investment Objective
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Cash Reserves Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Cash Reserves Capital Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.03%
Total annual Fund operating expenses		0.28%
Fee waivers and/or reimbursements	[1][2]	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Cash Reserves Capital Class Shares	20	82	149	348

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generatesufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the

  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.

  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -

  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes,

  which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital

Class shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.44%

Worst:       1st quarter 2010:     0.02%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Cash Reserves Capital Class Shares	0.13%	2.69%	2.49%

[1]	Year-to-date return as of September 30, 2011: 0.07%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Cash Reserves (Fifth Prospectus Summary) | BofA Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Cash Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generatesufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the
  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.
  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -
  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital
Class shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.44%
Worst:       1st quarter 2010:     0.02%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Cash Reserves (Fifth Prospectus Summary) | BofA Cash Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
BofA Cash Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.28%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	82
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	149
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	348
Annual Return 2001	rr_AnnualReturn2001	4.22%
Annual Return 2002	rr_AnnualReturn2002	1.81%
Annual Return 2003	rr_AnnualReturn2003	1.09%
Annual Return 2004	rr_AnnualReturn2004	1.25%
Annual Return 2005	rr_AnnualReturn2005	3.10%
Annual Return 2006	rr_AnnualReturn2006	4.96%
Annual Return 2007	rr_AnnualReturn2007	5.24%
Annual Return 2008	rr_AnnualReturn2008	2.79%
Annual Return 2009	rr_AnnualReturn2009	0.42%
Annual Return 2010	rr_AnnualReturn2010	0.13%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.49%

[1]	Year-to-date return as of September 30, 2011: 0.07%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Connecticut Municipal Reserves (First Prospectus Summary) | BofA Connecticut Municipal Reserves
BofA Connecticut Municipal Reserves
Investment Objective
BofA Connecticut Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax,

consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Connecticut Municipal Reserves Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Connecticut Municipal Reserves Capital Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.32%
Total annual Fund operating expenses		0.57%
Fee waivers and/or reimbursements	[1][2]	(0.37%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Connecticut Municipal Reserves Capital Class Shares	20	145	281	678

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and Connecticut individual income tax. These securities are issued by or on behalf of the State of Connecticut, its political subdivisions,

agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Connecticut.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds,

consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

including Bank of America, N.A. and Bank of America Corporation (collectively,

Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the

Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in Connecticut municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of Connecticut and other factors specifically impacting the ability of issuers of

Connecticut municipal securities to meet their obligations. Connecticut is continuing its efforts to recover from economic recession. The state still faces significant financial challenges, including reduced sales and income tax revenues. The Governor and the General Assembly continue to take actions through various initiatives designed to address these challenges and consider various corrective actions for them, including a recent budget that included budget cuts, state employee concessions and increases in state taxes, including, but not limited to, state income and sales taxes. There can be no assurances,

however, that the financial condition of Connecticut will not be further materially adversely affected by actual conditions or circumstances, including,

but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to Connecticut and its municipalities may affect the ability of Connecticut or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to Connecticut municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. On October

1, 2011, the Capital Class shares of the Fund commenced operations and the

Retail A shares of the Fund converted into the Capital Class shares of the Fund.

The returns shown for periods prior to October 1, 2011 are the returns of Retail

A shares of the Fund, and include the higher expenses applicable to Retail A shares of the Fund. If these expenses had not been included, returns would be higher. The returns shown for periods prior to January 1, 2010 are the returns of Retail A shares of Columbia Connecticut Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. For periods prior to

November 23, 2005, the performance of the Fund's Retail A shares represents the performance of the Galaxy Connecticut Municipal Money Market Fund's Retail A

shares, the predecessor to the Columbia Connecticut Municipal Reserves' Retail A

shares. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.86%

Worst:       1 st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Connecticut Municipal Reserves Capital Class Shares	0.02%	1.75%	1.44%

[1]	Year-to-date return as of September 30, 2011: 0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Connecticut Municipal Reserves (First Prospectus Summary) | BofA Connecticut Municipal Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Connecticut Municipal Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Connecticut Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and Connecticut individual income tax. These securities are issued by or on behalf of the State of Connecticut, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Connecticut.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the
Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in Connecticut municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of Connecticut and other factors specifically impacting the ability of issuers of
Connecticut municipal securities to meet their obligations. Connecticut is continuing its efforts to recover from economic recession. The state still faces significant financial challenges, including reduced sales and income tax revenues. The Governor and the General Assembly continue to take actions through various initiatives designed to address these challenges and consider various corrective actions for them, including a recent budget that included budget cuts, state employee concessions and increases in state taxes, including, but not limited to, state income and sales taxes. There can be no assurances, however, that the financial condition of Connecticut will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to Connecticut and its municipalities may affect the ability of Connecticut or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to Connecticut municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. On October
1, 2011, the Capital Class shares of the Fund commenced operations and the
Retail A shares of the Fund converted into the Capital Class shares of the Fund.
The returns shown for periods prior to October 1, 2011 are the returns of Retail
A shares of the Fund, and include the higher expenses applicable to Retail A shares of the Fund. If these expenses had not been included, returns would be higher. The returns shown for periods prior to January 1, 2010 are the returns of Retail A shares of Columbia Connecticut Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. For periods prior to
November 23, 2005, the performance of the Fund's Retail A shares represents the performance of the Galaxy Connecticut Municipal Money Market Fund's Retail A
shares, the predecessor to the Columbia Connecticut Municipal Reserves' Retail A
shares. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.86%
Worst:       1 st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Connecticut Municipal Reserves (First Prospectus Summary) | BofA Connecticut Municipal Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Connecticut Municipal Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.57%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	145
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	281
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	678
Annual Return 2001	rr_AnnualReturn2001	1.98%
Annual Return 2002	rr_AnnualReturn2002	0.84%
Annual Return 2003	rr_AnnualReturn2003	0.46%
Annual Return 2004	rr_AnnualReturn2004	0.58%
Annual Return 2005	rr_AnnualReturn2005	1.81%
Annual Return 2006	rr_AnnualReturn2006	3.18%
Annual Return 2007	rr_AnnualReturn2007	3.38%
Annual Return 2008	rr_AnnualReturn2008	1.97%
Annual Return 2009	rr_AnnualReturn2009	0.23%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.44%

[1]	Year-to-date return as of September 30, 2011: 0.02%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Plus Reserves (Fourth Prospectus Summary) | BofA Government Plus Reserves
BofA Government Plus Reserves
Investment Objective
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Plus Reserves Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Plus Reserves Capital Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.06%
Total annual Fund operating expenses		0.31%
Fee waivers and/or reimbursements	[1][2]	(0.11%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Plus Reserves Capital Class Shares	20	89	163	382

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.

Treasury obligations and obligations of U.S. Government agencies, authorities,

instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital

Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.38%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Government Plus Reserves Capital Class Shares	0.03%	2.52%	2.34%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Plus Reserves (Fourth Prospectus Summary) | BofA Government Plus Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Plus Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.
Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital
Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.38%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010	[1]
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Plus Reserves (Fourth Prospectus Summary) | BofA Government Plus Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Plus Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.31%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	89
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	382
Annual Return 2001	rr_AnnualReturn2001	3.99%
Annual Return 2002	rr_AnnualReturn2002	1.53%
Annual Return 2003	rr_AnnualReturn2003	1.03%
Annual Return 2004	rr_AnnualReturn2004	1.22%
Annual Return 2005	rr_AnnualReturn2005	3.08%
Annual Return 2006	rr_AnnualReturn2006	4.90%
Annual Return 2007	rr_AnnualReturn2007	5.11%
Annual Return 2008	rr_AnnualReturn2008	2.48%
Annual Return 2009	rr_AnnualReturn2009	0.21%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.34%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Reserves (Fourth Prospectus Summary) | BofA Government Reserves
BofA Government Reserves
Investment Objective
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Reserves Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Reserves Capital Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.01%
Total annual Fund operating expenses		0.26%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Reserves Capital Class Shares	20	78	140	325

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital

Class shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.40%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Government Reserves Capital Class Shares	none	2.47%	2.33%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Reserves (Fourth Prospectus Summary) | BofA Government Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital
Class shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.40%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Reserves (Fourth Prospectus Summary) | BofA Government Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.26%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	78
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	140
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	325
Annual Return 2001	rr_AnnualReturn2001	4.06%
Annual Return 2002	rr_AnnualReturn2002	1.67%
Annual Return 2003	rr_AnnualReturn2003	1.04%
Annual Return 2004	rr_AnnualReturn2004	1.20%
Annual Return 2005	rr_AnnualReturn2005	3.01%
Annual Return 2006	rr_AnnualReturn2006	4.90%
Annual Return 2007	rr_AnnualReturn2007	5.05%
Annual Return 2008	rr_AnnualReturn2008	2.36%
Annual Return 2009	rr_AnnualReturn2009	0.15%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.33%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Massachusetts Municipal Reserves (First Prospectus Summary) | BofA Massachusetts Municipal Reserves
BofA Massachusetts Municipal Reserves
Investment Objective
BofA Massachusetts Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Massachusetts Municipal Reserves Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Massachusetts Municipal Reserves Capital Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.17%
Total annual Fund operating expenses		0.42%
Fee waivers and/or reimbursements	[1][2]	(0.22%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Massachusetts Municipal Reserves Capital Class Shares	20	113	213	508

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and Massachusetts individual income tax. These securities are issued by or on behalf of the State of Massachusetts, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Massachusetts.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds,

consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the

  Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in Massachusetts municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of Massachusetts and other factors specifically impacting the ability of issuers of Massachusetts municipal securities to meet their obligations. The Commonwealth of Massachusetts is continuing its efforts to recover from economic recession. However, such efforts have been hampered,

  including the state's uncommonly high unemployment rate and stagnant housing prices. The Governor and the state's legislature have taken various actions through various initiatives designed to address such difficulties, including spending reductions in the most recent state budget. There can be no assurances,

  however, that the financial condition of Massachusetts will not be further materially adversely affected by actual conditions or circumstances, including,

  but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to Massachusetts and its municipalities may affect the ability of Massachusetts or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to Massachusetts municipal securities,

  which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. On October

1, 2011, the Capital Class shares of the Fund commenced operations and the

Retail A shares of the Fund converted into the Capital Class shares of the Fund.

The returns shown for periods prior to October 1, 2011 are the returns of Retail

A shares of the Fund, and include the higher expenses applicable to Retail A shares of the Fund. If these expenses had not been included, returns would be higher. The returns shown for periods prior to January 1, 2010 are the returns of Retail A shares of Columbia Massachusetts Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2nd quarter 2007:     0.87%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Massachusetts Municipal Reserves Capital Class Shares	0.02%	1.77%	1.50%

[1]	Year-to-date return as of September 30, 2011: 0.04%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Massachusetts Municipal Reserves (First Prospectus Summary) | BofA Massachusetts Municipal Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Massachusetts Municipal Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Massachusetts Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and Massachusetts individual income tax. These securities are issued by or on behalf of the State of Massachusetts, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Massachusetts.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the
  Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in Massachusetts municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of Massachusetts and other factors specifically impacting the ability of issuers of Massachusetts municipal securities to meet their obligations. The Commonwealth of Massachusetts is continuing its efforts to recover from economic recession. However, such efforts have been hampered, including the state's uncommonly high unemployment rate and stagnant housing prices. The Governor and the state's legislature have taken various actions through various initiatives designed to address such difficulties, including spending reductions in the most recent state budget. There can be no assurances, however, that the financial condition of Massachusetts will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to Massachusetts and its municipalities may affect the ability of Massachusetts or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to Massachusetts municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. On October
1, 2011, the Capital Class shares of the Fund commenced operations and the
Retail A shares of the Fund converted into the Capital Class shares of the Fund.
The returns shown for periods prior to October 1, 2011 are the returns of Retail
A shares of the Fund, and include the higher expenses applicable to Retail A shares of the Fund. If these expenses had not been included, returns would be higher. The returns shown for periods prior to January 1, 2010 are the returns of Retail A shares of Columbia Massachusetts Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2nd quarter 2007:     0.87%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Massachusetts Municipal Reserves (First Prospectus Summary) | BofA Massachusetts Municipal Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Massachusetts Municipal Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.42%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	508
Annual Return 2001	rr_AnnualReturn2001	2.18%
Annual Return 2002	rr_AnnualReturn2002	0.95%
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.64%
Annual Return 2005	rr_AnnualReturn2005	1.88%
Annual Return 2006	rr_AnnualReturn2006	3.21%
Annual Return 2007	rr_AnnualReturn2007	3.42%
Annual Return 2008	rr_AnnualReturn2008	2.00%
Annual Return 2009	rr_AnnualReturn2009	0.25%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.50%

[1]	Year-to-date return as of September 30, 2011: 0.04%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Money Market Reserves (Second Prospectus Summary) | BofA Money Market Reserves
BofA Money Market Reserves
Investment Objective
BofA Money Market Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Money Market Reserves Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Money Market Reserves Capital Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.02%
Total annual Fund operating expenses		0.27%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Money Market Reserves Capital Class Shares	20	80	145	336

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the

  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.

  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -

  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes,

  which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital

Class shares of Columbia Money Market Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.43%

Worst:       1st quarter 2010:     0.02%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Money Market Reserves Capital Class Shares	0.13%	2.69%	2.47%

[1]	Year-to-date return as of September 30, 2011: 0.07%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Money Market Reserves (Second Prospectus Summary) | BofA Money Market Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Money Market Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Money Market Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the
  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.
  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -
  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	it is possible to lose money by investing in the Fund
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital
Class shares of Columbia Money Market Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.43%
Worst:       1st quarter 2010:     0.02%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Money Market Reserves (Second Prospectus Summary) | BofA Money Market Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
BofA Money Market Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.27%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	145
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	336
Annual Return 2001	rr_AnnualReturn2001	4.15%
Annual Return 2002	rr_AnnualReturn2002	1.73%
Annual Return 2003	rr_AnnualReturn2003	1.05%
Annual Return 2004	rr_AnnualReturn2004	1.24%
Annual Return 2005	rr_AnnualReturn2005	3.11%
Annual Return 2006	rr_AnnualReturn2006	4.97%
Annual Return 2007	rr_AnnualReturn2007	5.25%
Annual Return 2008	rr_AnnualReturn2008	2.80%
Annual Return 2009	rr_AnnualReturn2009	0.43%
Annual Return 2010	rr_AnnualReturn2010	0.13%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.47%

[1]	Year-to-date return as of September 30, 2011: 0.07%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Municipal Reserves (Third Prospectus Summary) | BofA Municipal Reserves
BofA Municipal Reserves
Investment Objective
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Municipal Reserves Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Municipal Reserves Capital Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.02%
Total annual Fund operating expenses		0.27%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Municipal Reserves Capital Class Shares	20	80	145	336

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities'

  credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital

Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2nd quarter 2007:     0.91%

Worst:       1st quarter 2010:     0.03%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Municipal Reserves Capital Class Shares	0.16%	1.98%	1.82%

[1]	Year-to-date return as of September 30, 2011: 0.09%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Municipal Reserves (Third Prospectus Summary) | BofA Municipal Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Municipal Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities'
  credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital
Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2nd quarter 2007:     0.91%
Worst:       1st quarter 2010:     0.03%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Municipal Reserves (Third Prospectus Summary) | BofA Municipal Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
BofA Municipal Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.27%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	145
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	336
Annual Return 2001	rr_AnnualReturn2001	2.67%
Annual Return 2002	rr_AnnualReturn2002	1.36%
Annual Return 2003	rr_AnnualReturn2003	0.95%
Annual Return 2004	rr_AnnualReturn2004	1.07%
Annual Return 2005	rr_AnnualReturn2005	2.27%
Annual Return 2006	rr_AnnualReturn2006	3.36%
Annual Return 2007	rr_AnnualReturn2007	3.57%
Annual Return 2008	rr_AnnualReturn2008	2.38%
Annual Return 2009	rr_AnnualReturn2009	0.50%
Annual Return 2010	rr_AnnualReturn2010	0.16%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.82%

[1]	Year-to-date return as of September 30, 2011: 0.09%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA New York Tax-Exempt Reserves (First Prospectus Summary) | BofA New York Tax-Exempt Reserves
BofA New York Tax-Exempt Reserves
Investment Objective
BofA New York Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA New York Tax-Exempt Reserves Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA New York Tax-Exempt Reserves Capital Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.10%
Total annual Fund operating expenses		0.35%
Fee waivers and/or reimbursements	[1][2]	(0.15%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA New York Tax-Exempt Reserves Capital Class Shares	20	97	181	428

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions,

agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds,

consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

including Bank of America, N.A. and Bank of America Corporation (collectively,

Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the

Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in New York municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of New York and other factors specifically impacting the ability of issuers of New York municipal securities to meet their obligations. The economy of New York State is significantly influenced by the financial health of the City of New York and the surrounding area. As a result, when the City of New York experiences financial difficulty, it has a substantial impact on the financial condition of New York

State. Largely due to the fact that the City of New York is the nation's leading center of banking and finance, the recent national and international crises in the financial sectors have had a disproportionate effect on the City, which, in turn, has adversely affected the State's financial condition. New York State is continuing its efforts to recover from economic recession. There can be no assurances, however, that the financial condition of New York will not be further materially adversely affected by actual conditions or circumstances,

including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to New York and its municipalities may affect the ability of New York or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to New York municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital

Class shares of Columbia New York Tax-Exempt Reserves, the predecessor to the

Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.89%

Worst:       1 st quarter 2010:     0.02%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA New York Tax-Exempt Reserves Capital Class Shares	0.12%	1.86%	1.65%	Feb 15, 2002

[1]	Year-to-date return as of September 30, 2011: 0.10%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA New York Tax-Exempt Reserves (First Prospectus Summary) | BofA New York Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA New York Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA New York Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the
Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in New York municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of New York and other factors specifically impacting the ability of issuers of New York municipal securities to meet their obligations. The economy of New York State is significantly influenced by the financial health of the City of New York and the surrounding area. As a result, when the City of New York experiences financial difficulty, it has a substantial impact on the financial condition of New York
State. Largely due to the fact that the City of New York is the nation's leading center of banking and finance, the recent national and international crises in the financial sectors have had a disproportionate effect on the City, which, in turn, has adversely affected the State's financial condition. New York State is continuing its efforts to recover from economic recession. There can be no assurances, however, that the financial condition of New York will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to New York and its municipalities may affect the ability of New York or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to New York municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital
Class shares of Columbia New York Tax-Exempt Reserves, the predecessor to the
Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.89%
Worst:       1 st quarter 2010:     0.02%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA New York Tax-Exempt Reserves (First Prospectus Summary) | BofA New York Tax-Exempt Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
BofA New York Tax-Exempt Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.35%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	181
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	428
Annual Return 2003	rr_AnnualReturn2003	0.94%
Annual Return 2004	rr_AnnualReturn2004	1.06%
Annual Return 2005	rr_AnnualReturn2005	2.22%
Annual Return 2006	rr_AnnualReturn2006	3.31%
Annual Return 2007	rr_AnnualReturn2007	3.50%
Annual Return 2008	rr_AnnualReturn2008	2.06%
Annual Return 2009	rr_AnnualReturn2009	0.37%
Annual Return 2010	rr_AnnualReturn2010	0.12%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002

[1]	Year-to-date return as of September 30, 2011: 0.10%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Tax-Exempt Reserves (Third Prospectus Summary) | BofA Tax-Exempt Reserves
BofA Tax-Exempt Reserves
Investment Objective
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Tax-Exempt Reserves Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Tax-Exempt Reserves Capital Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.02%
Total annual Fund operating expenses		0.27%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Tax-Exempt Reserves Capital Class Shares	20	80	145	336

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital

Class shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.90%

Worst:       1 st quarter 2010:     0.02%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Tax-Exempt Reserves Capital Class Shares	0.12%	1.90%	1.68%	Jun 13, 2002

[1]	Year-to-date return as of September 30, 2011: 0.06%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Tax-Exempt Reserves (Third Prospectus Summary) | BofA Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital
Class shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.90%
Worst:       1 st quarter 2010:     0.02%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Tax-Exempt Reserves (Third Prospectus Summary) | BofA Tax-Exempt Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
BofA Tax-Exempt Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.27%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	145
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	336
Annual Return 2003	rr_AnnualReturn2003	0.91%
Annual Return 2004	rr_AnnualReturn2004	1.04%
Annual Return 2005	rr_AnnualReturn2005	2.23%
Annual Return 2006	rr_AnnualReturn2006	3.31%
Annual Return 2007	rr_AnnualReturn2007	3.52%
Annual Return 2008	rr_AnnualReturn2008	2.20%
Annual Return 2009	rr_AnnualReturn2009	0.43%
Annual Return 2010	rr_AnnualReturn2010	0.12%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2002

[1]	Year-to-date return as of September 30, 2011: 0.06%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Treasury Reserves (Fourth Prospectus Summary) | BofA Treasury Reserves
BofA Treasury Reserves
Investment Objective
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Treasury Reserves Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Treasury Reserves Capital Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.01%
Total annual Fund operating expenses		0.26%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Treasury Reserves Capital Class Shares	20	78	140	325

Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.

Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital

Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.37%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Treasury Reserves Capital Class Shares	0.01%	2.25%	2.20%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Treasury Reserves (Fourth Prospectus Summary) | BofA Treasury Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Treasury Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Capital Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.
Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Capital
Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.37%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Treasury Reserves (Fourth Prospectus Summary) | BofA Treasury Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Treasury Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.26%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	78
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	140
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	325
Annual Return 2001	rr_AnnualReturn2001	3.98%
Annual Return 2002	rr_AnnualReturn2002	1.69%
Annual Return 2003	rr_AnnualReturn2003	1.02%
Annual Return 2004	rr_AnnualReturn2004	1.15%
Annual Return 2005	rr_AnnualReturn2005	2.96%
Annual Return 2006	rr_AnnualReturn2006	4.87%
Annual Return 2007	rr_AnnualReturn2007	4.85%
Annual Return 2008	rr_AnnualReturn2008	1.56%
Annual Return 2009	rr_AnnualReturn2009	0.08%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.20%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA California Tax-Exempt Reserves (Fourth Prospectus Summary) | BofA California Tax-Exempt Reserves
BofA California Tax-Exempt Reserves
Investment Objective
BofA California Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA California Tax-Exempt Reserves Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA California Tax-Exempt Reserves Institutional Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.04%
Other		0.05%
Other expenses		0.09%
Total annual Fund operating expenses		0.34%
Fee waivers and/or reimbursements	[1][2]	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.24%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA California Tax-Exempt Reserves Institutional Class Shares	25	99	181	421

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions,

agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds,

consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

including Bank of America, N.A. and Bank of America Corporation (collectively,

Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the

Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in California municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of California and other factors specifically impacting the ability of issuers of California municipal securities to meet their obligations. California is continuing its efforts to recover from economic recession. However, such efforts have been hampered, including the state's housing market, which continues to adversely affect both the construction industry and thefinancial sector. In addition,

California's unemployment rate continues to remain high, and state revenues are lagging behind budgetary projections. California's Governor and state legislature have taken various actions designed to address these conditions, including, but not limited to, revenue building and reapplication, and spending reduction initiatives. There can be no assurances, however, that the financial condition of

California will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to California and its municipalities may affect the ability of California or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to California municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of

Institutional Class shares of Columbia California Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Institutional

Class shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.87%

Worst:       1 st quarter 2002:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA California Tax-Exempt Reserves Institutional Class Shares	0.10%	1.80%	1.48%	Mar 28, 2001

[1]	Year-to-date return as of September 30, 2011: 0.07%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA California Tax-Exempt Reserves (Fourth Prospectus Summary) | BofA California Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA California Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA California Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the
Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in California municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of California and other factors specifically impacting the ability of issuers of California municipal securities to meet their obligations. California is continuing its efforts to recover from economic recession. However, such efforts have been hampered, including the state's housing market, which continues to adversely affect both the construction industry and thefinancial sector. In addition,
California's unemployment rate continues to remain high, and state revenues are lagging behind budgetary projections. California's Governor and state legislature have taken various actions designed to address these conditions, including, but not limited to, revenue building and reapplication, and spending reduction initiatives. There can be no assurances, however, that the financial condition of
California will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to California and its municipalities may affect the ability of California or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to California municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of
Institutional Class shares of Columbia California Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.87%
Worst:       1 st quarter 2002:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA California Tax-Exempt Reserves (Fourth Prospectus Summary) | BofA California Tax-Exempt Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA California Tax-Exempt Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component1OtherExpensesOverAssets	0.04%
Other	rr_Component2OtherExpensesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.34%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	99
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	181
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	421
Annual Return 2002	rr_AnnualReturn2002	0.86%
Annual Return 2003	rr_AnnualReturn2003	0.83%
Annual Return 2004	rr_AnnualReturn2004	0.98%
Annual Return 2005	rr_AnnualReturn2005	2.17%
Annual Return 2006	rr_AnnualReturn2006	3.22%
Annual Return 2007	rr_AnnualReturn2007	3.42%
Annual Return 2008	rr_AnnualReturn2008	2.02%
Annual Return 2009	rr_AnnualReturn2009	0.28%
Annual Return 2010	rr_AnnualReturn2010	0.10%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2001

[1]	Year-to-date return as of September 30, 2011: 0.07%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Cash Reserves (Sixth Prospectus Summary) | BofA Cash Reserves
BofA Cash Reserves
Investment Objective
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Cash Reserves Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Cash Reserves Institutional Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.04%
Other		0.03%
Other expenses		0.07%
Total annual Fund operating expenses		0.32%
Fee waivers and/or reimbursements	[1][2]	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.24%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Cash Reserves Institutional Class Shares	25	95	172	398

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage

  Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency,

  authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

  See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in

  the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes,

  which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of

Institutional Class shares of Columbia Cash Reserves, the predecessor to the

Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Institutional

Class shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.43%

Worst:       1st quarter 2010:     0.01%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Cash Reserves Institutional Class Shares	0.09%	2.64%	2.45%

[1]	Year-to-date return as of September 30, 2011: 0.04%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Cash Reserves (Sixth Prospectus Summary) | BofA Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Cash Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage
  Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
  See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in
  the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of
Institutional Class shares of Columbia Cash Reserves, the predecessor to the
Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.43%
Worst:       1st quarter 2010:     0.01%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Cash Reserves (Sixth Prospectus Summary) | BofA Cash Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement and Recoupments over Assets, Date of Termination	ck0001477434_FeeWaiverOrReimbursementAndRecoupmentsOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
BofA Cash Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.04%
Other	rr_Component3OtherExpensesOverAssets	0.03%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.32%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	95
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	172
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	398
Annual Return 2001	rr_AnnualReturn2001	4.18%
Annual Return 2002	rr_AnnualReturn2002	1.77%
Annual Return 2003	rr_AnnualReturn2003	1.05%
Annual Return 2004	rr_AnnualReturn2004	1.21%
Annual Return 2005	rr_AnnualReturn2005	3.06%
Annual Return 2006	rr_AnnualReturn2006	4.92%
Annual Return 2007	rr_AnnualReturn2007	5.20%
Annual Return 2008	rr_AnnualReturn2008	2.75%
Annual Return 2009	rr_AnnualReturn2009	0.38%
Annual Return 2010	rr_AnnualReturn2010	0.09%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.45%

[1]	Year-to-date return as of September 30, 2011: 0.04%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Plus Reserves (Fifth Prospectus Summary) | BofA Government Plus Reserves
BofA Government Plus Reserves
Investment Objective
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Plus Reserves Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Plus Reserves Institutional Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.04%
Other		0.06%
Other expenses		0.10%
Total annual Fund operating expenses		0.35%
Fee waivers and/or reimbursements	[1][2]	(0.11%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.24%
[1]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Plus Reserves Institutional Class Shares	25	101	185	432

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.

Treasury obligations and obligations of U.S. Government agencies, authorities,

instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of a dditional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of

Institutional Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Institutional

Class shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        4th quarter 2006:     1.28%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Government Plus Reserves Institutional Class Shares	0.01%	2.48%	2.52%	Nov 17, 2005

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Plus Reserves (Fifth Prospectus Summary) | BofA Government Plus Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Plus Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.
Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of a dditional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of
Institutional Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        4th quarter 2006:     1.28%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Plus Reserves (Fifth Prospectus Summary) | BofA Government Plus Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Plus Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.04%
Other	rr_Component3OtherExpensesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.35%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	101
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	432
Annual Return 2006	rr_AnnualReturn2006	4.86%
Annual Return 2007	rr_AnnualReturn2007	5.07%
Annual Return 2008	rr_AnnualReturn2008	2.44%
Annual Return 2009	rr_AnnualReturn2009	0.17%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2005

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Reserves (Fifth Prospectus Summary) | BofA Government Reserves
BofA Government Reserves
Investment Objective
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Reserves Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Reserves Institutional Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.04%
Other		0.01%
Other expenses		0.05%
Total annual Fund operating expenses		0.30%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.24%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Reserves Institutional Class Shares	25	90	163	375

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of

Institutional Class shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Institutional

Class shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.39%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Government Reserves Institutional Class Shares	none	2.44%	2.29%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Reserves (Fifth Prospectus Summary) | BofA Government Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of
Institutional Class shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.39%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Reserves (Fifth Prospectus Summary) | BofA Government Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.04%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.30%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	375
Annual Return 2001	rr_AnnualReturn2001	4.02%
Annual Return 2002	rr_AnnualReturn2002	1.63%
Annual Return 2003	rr_AnnualReturn2003	1.00%
Annual Return 2004	rr_AnnualReturn2004	1.16%
Annual Return 2005	rr_AnnualReturn2005	2.97%
Annual Return 2006	rr_AnnualReturn2006	4.86%
Annual Return 2007	rr_AnnualReturn2007	5.01%
Annual Return 2008	rr_AnnualReturn2008	2.32%
Annual Return 2009	rr_AnnualReturn2009	0.12%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.29%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Money Market Reserves (Third Prospectus Summary) | BofA Money Market Reserves
BofA Money Market Reserves
Investment Objective
BofA Money Market Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Money Market Reserves Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Money Market Reserves Institutional Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.04%
Other		0.02%
Other expenses		0.06%
Total annual Fund operating expenses		0.31%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.24%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Money Market Reserves Institutional Class Shares	25	93	167	386

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the

  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.

  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise  and, as a result, are subject togreater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS - U.S.

  Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes,

  which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of

Institutional Class shares of Columbia Money Market Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Institutional

Class shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.42%

Worst:       1st quarter 2010:     0.01%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Money Market Reserves Institutional Class Shares	0.09%	2.65%	2.43%

[1]	Year-to-date return as of September 30, 2011: 0.04%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Money Market Reserves (Third Prospectus Summary) | BofA Money Market Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Money Market Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Money Market Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the
  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.
  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise  and, as a result, are subject togreater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS - U.S.
  Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	it is possible to lose money by investing in the Fund
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of
Institutional Class shares of Columbia Money Market Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.42%
Worst:       1st quarter 2010:     0.01%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Money Market Reserves (Third Prospectus Summary) | BofA Money Market Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
BofA Money Market Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.04%
Other	rr_Component3OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.31%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	167
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	386
Annual Return 2001	rr_AnnualReturn2001	4.11%
Annual Return 2002	rr_AnnualReturn2002	1.69%
Annual Return 2003	rr_AnnualReturn2003	1.01%
Annual Return 2004	rr_AnnualReturn2004	1.20%
Annual Return 2005	rr_AnnualReturn2005	3.06%
Annual Return 2006	rr_AnnualReturn2006	4.93%
Annual Return 2007	rr_AnnualReturn2007	5.21%
Annual Return 2008	rr_AnnualReturn2008	2.76%
Annual Return 2009	rr_AnnualReturn2009	0.39%
Annual Return 2010	rr_AnnualReturn2010	0.09%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.43%

[1]	Year-to-date return as of September 30, 2011: 0.04%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Municipal Reserves (Fourth Prospectus Summary) | BofA Municipal Reserves
BofA Municipal Reserves
Investment Objective
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Municipal Reserves Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Municipal Reserves Institutional Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.04%
Other		0.02%
Other expenses		0.06%
Total annual Fund operating expenses		0.31%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.24%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Municipal Reserves Institutional Class Shares	25	93	167	386

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of

Institutional Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Institutional

Class shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2nd quarter 2007:     0.90%

Worst:       1st quarter 2010:     0.02%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Municipal Reserves Institutional Class Shares	0.12%	1.94%	1.71%

[1]	Year-to-date return as of September 30, 2011: 0.06%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Municipal Reserves (Fourth Prospectus Summary) | BofA Municipal Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Municipal Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of
Institutional Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2nd quarter 2007:     0.90%
Worst:       1st quarter 2010:     0.02%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Municipal Reserves (Fourth Prospectus Summary) | BofA Municipal Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
BofA Municipal Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.04%
Other	rr_Component3OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.31%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	167
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	386
Annual Return 2001	rr_AnnualReturn2001	1.97%
Annual Return 2002	rr_AnnualReturn2002	1.32%
Annual Return 2003	rr_AnnualReturn2003	0.91%
Annual Return 2004	rr_AnnualReturn2004	1.03%
Annual Return 2005	rr_AnnualReturn2005	2.23%
Annual Return 2006	rr_AnnualReturn2006	3.32%
Annual Return 2007	rr_AnnualReturn2007	3.52%
Annual Return 2008	rr_AnnualReturn2008	2.34%
Annual Return 2009	rr_AnnualReturn2009	0.46%
Annual Return 2010	rr_AnnualReturn2010	0.12%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.71%

[1]	Year-to-date return as of September 30, 2011: 0.06%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA New York Tax-Exempt Reserves (Second Prospectus Summary) | BofA New York Tax-Exempt Reserves
BofA New York Tax-Exempt Reserves
Investment Objective
BofA New York Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA New York Tax-Exempt Reserves Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA New York Tax-Exempt Reserves Institutional Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.04%
Other		0.10%
Other expenses		0.14%
Total annual Fund operating expenses		0.39%
Fee waivers and/or reimbursements	[1][2]	(0.15%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.24%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA New York Tax-Exempt Reserves Institutional Class Shares	25	110	204	478

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions,

agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds,

consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

including Bank of America, N.A. and Bank of America Corporation (collectively,

Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the

Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in New York municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of New York and other factors specifically impacting the ability of issuers of New York municipal securities to meet their obligations. The economy of New York State is significantly influenced by the financial health of the City of New York and the surrounding area. As a result, when the City of New York experiences financial difficulty, it has a substantial impact on the financial condition of New York State. Largely due to the fact that the City of New York is the nation's leading center of banking and finance, the recent national and international crises in the financial sectors have had a disproportionate effect on the City, which, in turn, has adversely affected the State's financial condition. New York State is continuing its efforts to recover from economic recession. There can be no assurances, however, that the financial condition of New York will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to

New York and its municipalities may affect the ability of New York or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to New York municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of

Institutional Class shares of Columbia New York Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The

Columbia New York Tax-Exempt Reserves' Institutional Class shares were fully redeemed on December 22, 2002 and recommenced operations on August 25, 2003.

From December 22, 2002 to August 25, 2003, performance for the share class could not be calculated due to nominal asset levels. The first full calendar year of returns of Columbia New York Tax-Exempt Reserves Institutional Class shares after it recommenced operations was the year ended December 31, 2004. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Institutional

Class shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:         2nd quarter 2007:     0.88%

Worst:       1st quarter 2010:     0.01%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA New York Tax-Exempt Reserves Institutional Class Shares	0.08%	1.82%	1.71%	Aug 25, 2003

[1]	Year-to-date return as of September 30, 2011: 0.07%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA New York Tax-Exempt Reserves (Second Prospectus Summary) | BofA New York Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA New York Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA New York Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the
Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in New York municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of New York and other factors specifically impacting the ability of issuers of New York municipal securities to meet their obligations. The economy of New York State is significantly influenced by the financial health of the City of New York and the surrounding area. As a result, when the City of New York experiences financial difficulty, it has a substantial impact on the financial condition of New York State. Largely due to the fact that the City of New York is the nation's leading center of banking and finance, the recent national and international crises in the financial sectors have had a disproportionate effect on the City, which, in turn, has adversely affected the State's financial condition. New York State is continuing its efforts to recover from economic recession. There can be no assurances, however, that the financial condition of New York will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to
New York and its municipalities may affect the ability of New York or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to New York municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of
Institutional Class shares of Columbia New York Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The
Columbia New York Tax-Exempt Reserves' Institutional Class shares were fully redeemed on December 22, 2002 and recommenced operations on August 25, 2003.
From December 22, 2002 to August 25, 2003, performance for the share class could not be calculated due to nominal asset levels. The first full calendar year of returns of Columbia New York Tax-Exempt Reserves Institutional Class shares after it recommenced operations was the year ended December 31, 2004. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:         2nd quarter 2007:     0.88%
Worst:       1st quarter 2010:     0.01%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA New York Tax-Exempt Reserves (Second Prospectus Summary) | BofA New York Tax-Exempt Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
BofA New York Tax-Exempt Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.04%
Other	rr_Component3OtherExpensesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.39%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	204
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	478
Annual Return 2004	rr_AnnualReturn2004	1.02%
Annual Return 2005	rr_AnnualReturn2005	2.18%
Annual Return 2006	rr_AnnualReturn2006	3.27%
Annual Return 2007	rr_AnnualReturn2007	3.46%
Annual Return 2008	rr_AnnualReturn2008	2.02%
Annual Return 2009	rr_AnnualReturn2009	0.33%
Annual Return 2010	rr_AnnualReturn2010	0.08%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 25, 2003

[1]	Year-to-date return as of September 30, 2011: 0.07%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Tax-Exempt Reserves (Fourth Prospectus Summary) | BofA Tax-Exempt Reserves
BofA Tax-Exempt Reserves
Investment Objective
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Tax-Exempt Reserves Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Tax-Exempt Reserves Institutional Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.04%
Other		0.02%
Other expenses		0.06%
Total annual Fund operating expenses		0.31%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.24%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Tax-Exempt Reserves Institutional Class Shares	25	93	167	386

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of

Institutional Class shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Institutional

Class shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2nd quarter 2007:     0.89%

Worst:       1st quarter 2010:     0.01%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Tax-Exempt Reserves Institutional Class Shares	0.08%	1.86%	1.64%	Jun 18, 2002

[1]	Year-to-date return as of September 30, 2011: 0.03%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Tax-Exempt Reserves (Fourth Prospectus Summary) | BofA Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of
Institutional Class shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2nd quarter 2007:     0.89%
Worst:       1st quarter 2010:     0.01%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Tax-Exempt Reserves (Fourth Prospectus Summary) | BofA Tax-Exempt Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
BofA Tax-Exempt Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.04%
Other	rr_Component3OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.31%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	167
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	386
Annual Return 2003	rr_AnnualReturn2003	0.87%
Annual Return 2004	rr_AnnualReturn2004	1.00%
Annual Return 2005	rr_AnnualReturn2005	2.19%
Annual Return 2006	rr_AnnualReturn2006	3.27%
Annual Return 2007	rr_AnnualReturn2007	3.48%
Annual Return 2008	rr_AnnualReturn2008	2.16%
Annual Return 2009	rr_AnnualReturn2009	0.39%
Annual Return 2010	rr_AnnualReturn2010	0.08%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2002

[1]	Year-to-date return as of September 30, 2011: 0.03%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Treasury Reserves (Fifth Prospectus Summary) | BofA Treasury Reserves
BofA Treasury Reserves
Investment Objective
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Treasury Reserves Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Treasury Reserves Institutional Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.04%
Other		0.01%
Other expenses		0.05%
Total annual Fund operating expenses		0.30%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.24%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Treasury Reserves Institutional Class Shares	25	90	163	375

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.

Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of

Institutional Class shares of Columbia Treasury Reserves, the predecessor to the

Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Institutional

Class shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.36%

Worst:       2nd quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Treasury Reserves Institutional Class Shares	none	2.22%	2.17%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Treasury Reserves (Fifth Prospectus Summary) | BofA Treasury Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Treasury Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.
Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of
Institutional Class shares of Columbia Treasury Reserves, the predecessor to the
Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.36%
Worst:       2nd quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Treasury Reserves (Fifth Prospectus Summary) | BofA Treasury Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Treasury Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.04%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.30%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	375
Annual Return 2001	rr_AnnualReturn2001	3.94%
Annual Return 2002	rr_AnnualReturn2002	1.65%
Annual Return 2003	rr_AnnualReturn2003	0.98%
Annual Return 2004	rr_AnnualReturn2004	1.11%
Annual Return 2005	rr_AnnualReturn2005	2.92%
Annual Return 2006	rr_AnnualReturn2006	4.83%
Annual Return 2007	rr_AnnualReturn2007	4.80%
Annual Return 2008	rr_AnnualReturn2008	1.52%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.17%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Cash Reserves (7Prospectus Summary) | BofA Cash Reserves
BofA Cash Reserves
Investment Objective
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Cash Reserves Institutional Capital Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Cash Reserves Institutional Capital Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.03%
Total annual Fund operating expenses		0.28%
Fee waivers and/or reimbursements	[1][2]	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Cash Reserves Institutional Capital Shares	20	82	149	348

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the

  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.

  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -

  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes,

  which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. On October

1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund. The returns shown for periods prior to October 1, 2011 are the returns of Class Z shares of the Fund, and include the expenses applicable to

Class Z shares of the Fund. The returns shown for periods prior to January 1,

2010 are the returns of Class Z shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Institutional

Capital shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:        3rd quarter 2007:     1.32%

Worst:       1st quarter 2010:     0.02%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Cash Reserves Institutional Capital Shares	0.13%	2.69%	2.72%	Nov 17, 2005

[1]	Year-to-date return as of September 30, 2011: 0.07%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Cash Reserves (7Prospectus Summary) | BofA Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Cash Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the
  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.
  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -
  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. On October
1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund. The returns shown for periods prior to October 1, 2011 are the returns of Class Z shares of the Fund, and include the expenses applicable to
Class Z shares of the Fund. The returns shown for periods prior to January 1,
2010 are the returns of Class Z shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Capital shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:        3rd quarter 2007:     1.32%
Worst:       1st quarter 2010:     0.02%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Cash Reserves (7Prospectus Summary) | BofA Cash Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
BofA Cash Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.28%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	82
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	149
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	348
Annual Return 2006	rr_AnnualReturn2006	4.96%
Annual Return 2007	rr_AnnualReturn2007	5.24%
Annual Return 2008	rr_AnnualReturn2008	2.79%
Annual Return 2009	rr_AnnualReturn2009	0.42%
Annual Return 2010	rr_AnnualReturn2010	0.13%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2005

[1]	Year-to-date return as of September 30, 2011: 0.07%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Plus Reserves (Sixth Prospectus Summary) | BofA Government Plus Reserves
BofA Government Plus Reserves
Investment Objective
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Plus Reserves Institutional Capital Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Plus Reserves Institutional Capital Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.06%
Total annual Fund operating expenses		0.31%
Fee waivers and/or reimbursements	[1][2]	(0.11%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Plus Reserves Institutional Capital Shares	20	89	163	382

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.

Treasury obligations and obligations of U.S. Government agencies, authorities,

instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of G-Trust shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Institutional

Capital shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        4th quarter 2006:     1.29%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Government Plus Reserves Institutional Capital Shares	0.03%	2.52%	2.55%	Nov 21, 2005

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Plus Reserves (Sixth Prospectus Summary) | BofA Government Plus Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Plus Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.
Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of G-Trust shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Capital shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        4th quarter 2006:     1.29%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Plus Reserves (Sixth Prospectus Summary) | BofA Government Plus Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Plus Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumCumulativeSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.31%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	89
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	382
Annual Return 2006	rr_AnnualReturn2006	4.90%
Annual Return 2007	rr_AnnualReturn2007	5.11%
Annual Return 2008	rr_AnnualReturn2008	2.48%
Annual Return 2009	rr_AnnualReturn2009	0.21%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2005

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Reserves (Sixth Prospectus Summary) | BofA Government Reserves
BofA Government Reserves
Investment Objective
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Reserves Institutional Capital Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Reserves Institutional Capital Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.01%
Total annual Fund operating expenses		0.26%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Reserves Institutional Capital Shares	20	78	140	325

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of G-Trust shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Institutional

Capital shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        3rd quarter 2006:     1.29%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Government Reserves Institutional Capital Shares	none	2.47%	2.50%	Nov 21, 2005

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Reserves (Sixth Prospectus Summary) | BofA Government Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of G-Trust shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Capital shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        3rd quarter 2006:     1.29%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Reserves (Sixth Prospectus Summary) | BofA Government Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.26%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	78
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	140
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	325
Annual Return 2006	rr_AnnualReturn2006	4.90%
Annual Return 2007	rr_AnnualReturn2007	5.05%
Annual Return 2008	rr_AnnualReturn2008	2.36%
Annual Return 2009	rr_AnnualReturn2009	0.15%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2005

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Money Market Reserves (Fourth Prospectus Summary) | BofA Money Market Reserves
BofA Money Market Reserves
Investment Objective
BofA Money Market Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Money Market Reserves Institutional Capital Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Money Market Reserves Institutional Capital Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.02%
Total annual Fund operating expenses		0.27%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the (acting through its Board) Fund and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Money Market Reserves Institutional Capital Shares	20	80	145	336

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

  For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal

  National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -

  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes,

  which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of G-Trust shares of Columbia Money Market Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Institutional

Capital shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        3rd quarter 2007:     1.32%

Worst:       1st quarter 2010:     0.02%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Money Market Reserves Institutional Capital Shares	0.13%	2.69%	2.72%	Nov 21, 2005

[1]	Year-to-date return as of September 30, 2011: 0.07%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Money Market Reserves (Fourth Prospectus Summary) | BofA Money Market Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Money Market Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Money Market Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
  For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal
  National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -
  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	it is possible to lose money by investing in the Fund
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of G-Trust shares of Columbia Money Market Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Capital shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        3rd quarter 2007:     1.32%
Worst:       1st quarter 2010:     0.02%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Money Market Reserves (Fourth Prospectus Summary) | BofA Money Market Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
BofA Money Market Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.27%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	145
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	336
Annual Return 2006	rr_AnnualReturn2006	4.97%
Annual Return 2007	rr_AnnualReturn2007	5.25%
Annual Return 2008	rr_AnnualReturn2008	2.80%
Annual Return 2009	rr_AnnualReturn2009	0.43%
Annual Return 2010	rr_AnnualReturn2010	0.13%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2005

[1]	Year-to-date return as of September 30, 2011: 0.07%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the (acting through its Board) Fund and the Advisor.

BofA Municipal Reserves (Fifth Prospectus Summary) | BofA Municipal Reserves
BofA Municipal Reserves
Investment Objective
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Municipal Reserves Institutional Capital Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Municipal Reserves Institutional Capital Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.02%
Total annual Fund operating expenses		0.27%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Municipal Reserves Institutional Capital Shares	20	80	145	336

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. On October

1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund. The returns shown for periods prior to October 1, 2011 are the returns of Class Z shares of the Fund, and include the higher expenses applicable to Class Z shares of the Fund. If these expenses had not been included, returns would be higher. The returns shown for periods prior to

January 1, 2010 are the returns of Daily Class shares of Columbia Municipal

Reserves, the predecessor to the Fund and a series of Columbia Funds Series

Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Institutional

Capital shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2nd quarter 2007:     0.91%

Worst:       1st quarter 2010:     0.03%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Municipal Reserves Institutional Capital Shares	0.16%	1.98%	2.01%	Nov 17, 2005

[1]	Year-to-date return as of September 30, 2011: 0.09%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Municipal Reserves (Fifth Prospectus Summary) | BofA Municipal Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Municipal Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. On October
1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund. The returns shown for periods prior to October 1, 2011 are the returns of Class Z shares of the Fund, and include the higher expenses applicable to Class Z shares of the Fund. If these expenses had not been included, returns would be higher. The returns shown for periods prior to
January 1, 2010 are the returns of Daily Class shares of Columbia Municipal
Reserves, the predecessor to the Fund and a series of Columbia Funds Series
Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Capital shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2nd quarter 2007:     0.91%
Worst:       1st quarter 2010:     0.03%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Municipal Reserves (Fifth Prospectus Summary) | BofA Municipal Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
BofA Municipal Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.27%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	145
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	336
Annual Return 2006	rr_AnnualReturn2006	3.36%
Annual Return 2007	rr_AnnualReturn2007	3.57%
Annual Return 2008	rr_AnnualReturn2008	2.38%
Annual Return 2009	rr_AnnualReturn2009	0.50%
Annual Return 2010	rr_AnnualReturn2010	0.16%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2005

[1]	Year-to-date return as of September 30, 2011: 0.09%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Tax-Exempt Reserves (Fifth Prospectus Summary) | BofA Tax-Exempt Reserves
BofA Tax-Exempt Reserves
Investment Objective
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Tax-Exempt Reserves Institutional Capital Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Tax-Exempt Reserves Institutional Capital Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.02%
Total annual Fund operating expenses		0.27%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Tax-Exempt Reserves Institutional Capital Shares	20	80	145	336

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

including Bank of America, N.A. and Bank of America Corporation (collectively,

Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio

securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on

the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of G-Trust shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Institutional

Capital shares has varied from year to year. For the Fund's current 7-day yield,

call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904

(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.90%

Worst:       1 st quarter 2010:     0.02%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Tax-Exempt Reserves Institutional Capital Shares	0.12%	1.91%	1.92%	Nov 21, 2005

[1]	Year-to-date return as of September 30, 2011: 0.06%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Tax-Exempt Reserves (Fifth Prospectus Summary) | BofA Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio
securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on
the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of G-Trust shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Capital shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.90%
Worst:       1 st quarter 2010:     0.02%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Tax-Exempt Reserves (Fifth Prospectus Summary) | BofA Tax-Exempt Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
BofA Tax-Exempt Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.27%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	145
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	336
Annual Return 2006	rr_AnnualReturn2006	3.31%
Annual Return 2007	rr_AnnualReturn2007	3.52%
Annual Return 2008	rr_AnnualReturn2008	2.20%
Annual Return 2009	rr_AnnualReturn2009	0.43%
Annual Return 2010	rr_AnnualReturn2010	0.12%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2005

[1]	Year-to-date return as of September 30, 2011: 0.06%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Treasury Reserves (Sixth Prospectus Summary) | BofA Treasury Reserves
BofA Treasury Reserves
Investment Objective
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Treasury Reserves Institutional Capital Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Treasury Reserves Institutional Capital Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.01%
Total annual Fund operating expenses		0.26%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Treasury Reserves Institutional Capital Shares	20	78	140	325

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.

Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

Institutional Capital shares of the Fund commenced operations on October 1,

2011. The returns shown for all periods are the returns of Daily Class shares of the Fund, which are not offered in this prospectus. Institutional Capital shares would have annual returns substantially similar to those of Daily Class shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Daily Class shares have not been adjusted to reflect any differences in expenses between Institutional Capital shares and

Daily Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Daily Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Daily Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.22%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Treasury Reserves Institutional Capital Shares	Daily Class Shares	none	1.89%	1.72%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Treasury Reserves (Sixth Prospectus Summary) | BofA Treasury Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Treasury Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.
Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Institutional Capital shares of the Fund commenced operations on October 1,
2011. The returns shown for all periods are the returns of Daily Class shares of the Fund, which are not offered in this prospectus. Institutional Capital shares would have annual returns substantially similar to those of Daily Class shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Daily Class shares have not been adjusted to reflect any differences in expenses between Institutional Capital shares and
Daily Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Daily Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Daily Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.22%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Treasury Reserves (Sixth Prospectus Summary) | BofA Treasury Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date retur
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Treasury Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.26%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	78
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	140
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	325
Annual Return 2001	rr_AnnualReturn2001	3.36%
Annual Return 2002	rr_AnnualReturn2002	1.08%
Annual Return 2003	rr_AnnualReturn2003	0.42%
Annual Return 2004	rr_AnnualReturn2004	0.55%
Annual Return 2005	rr_AnnualReturn2005	2.35%
Annual Return 2006	rr_AnnualReturn2006	4.24%
Annual Return 2007	rr_AnnualReturn2007	4.22%
Annual Return 2008	rr_AnnualReturn2008	1.08%
Annual Return 2009	rr_AnnualReturn2009	0.00%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Daily Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.72%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA California Tax-Exempt Reserves (Fifth Prospectus Summary) | BofA California Tax-Exempt Reserves
BofA California Tax-Exempt Reserves
Investment Objective
BofA California Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA California Tax-Exempt Reserves Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA California Tax-Exempt Reserves Investor Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.10%
Service fee		0.25%
Other		0.05%
Other expenses		0.30%
Total annual Fund operating expenses		0.65%
Fee waivers and/or reimbursements	[1][2]	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.55%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA California Tax-Exempt Reserves Investor Class Shares	56	198	352	801

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions,

agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds,

consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

including Bank of America, N.A. and Bank of America Corporation (collectively,

Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the

Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects.

Since the Fund invests in California municipal securities, the value of the

Fund's shares may be especially affected by factors pertaining to the economy of

California and other factors specifically impacting the ability of issuers of

California municipal securities to meet their obligations. California is continuing its efforts to recover from economic recession. However, such efforts have been hampered, including the state's housing market, which continues to adversely affect both the construction industry and the financial sector. In addition, California's unemployment rate continues to remain high, and state revenues are lagging behind budgetary projections. California's Governor and state legislature have taken various actions designed to address these conditions, including, but not limited to, revenue building and reapplication,

and spending reduction initiatives. There can be no assurances, however, that the financial condition of California will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to,

lower than expected revenues or higher than expected expenditures. Such factors relating to California and its municipalities may affect the ability of

California or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to California municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Investor

Class shares of Columbia California Tax-Exempt Reserves, the predecessor to the

Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Investor Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.80%

Worst:       4 th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA California Tax-Exempt Reserves Investor Class Shares	none	1.55%	1.36%

[1]	Year-to-date return as of September 30, 2011: 0.03%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA California Tax-Exempt Reserves (Fifth Prospectus Summary) | BofA California Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA California Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA California Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the
Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects.
Since the Fund invests in California municipal securities, the value of the
Fund's shares may be especially affected by factors pertaining to the economy of
California and other factors specifically impacting the ability of issuers of
California municipal securities to meet their obligations. California is continuing its efforts to recover from economic recession. However, such efforts have been hampered, including the state's housing market, which continues to adversely affect both the construction industry and the financial sector. In addition, California's unemployment rate continues to remain high, and state revenues are lagging behind budgetary projections. California's Governor and state legislature have taken various actions designed to address these conditions, including, but not limited to, revenue building and reapplication, and spending reduction initiatives. There can be no assurances, however, that the financial condition of California will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to California and its municipalities may affect the ability of
California or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to California municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Investor
Class shares of Columbia California Tax-Exempt Reserves, the predecessor to the
Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Investor Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.80%
Worst:       4 th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA California Tax-Exempt Reserves (Fifth Prospectus Summary) | BofA California Tax-Exempt Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA California Tax-Exempt Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.65%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	801
Annual Return 2001	rr_AnnualReturn2001	1.98%
Annual Return 2002	rr_AnnualReturn2002	0.91%
Annual Return 2003	rr_AnnualReturn2003	0.52%
Annual Return 2004	rr_AnnualReturn2004	0.67%
Annual Return 2005	rr_AnnualReturn2005	1.85%
Annual Return 2006	rr_AnnualReturn2006	2.90%
Annual Return 2007	rr_AnnualReturn2007	3.10%
Annual Return 2008	rr_AnnualReturn2008	1.70%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.36%

[1]	Year-to-date return as of September 30, 2011: 0.03%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Cash Reserves (8Prospectus Summary) | BofA Cash Reserves
BofA Cash Reserves
Investment Objective
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Cash Reserves Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Cash Reserves Investor Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.10%
Service fee		0.25%
Other		0.03%
Other expenses		0.28%
Total annual Fund operating expenses		0.63%
Fee waivers and/or reimbursements	[1][2]	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.55%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Cash Reserves Investor Class Shares	56	194	343	779

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the

  Federal Home LoanBanks are neither insured nor guaranteed by the U.S. Government.

  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -

  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes,

  which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Investor

Class shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Investor Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.36%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Cash Reserves Investor Class Shares	none	2.39%	2.16%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Cash Reserves (8Prospectus Summary) | BofA Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Cash Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the
  Federal Home LoanBanks are neither insured nor guaranteed by the U.S. Government.
  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -
  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Investor
Class shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Investor Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.36%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Cash Reserves (8Prospectus Summary) | BofA Cash Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Cash Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.03%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.63%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	194
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	343
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	779
Annual Return 2001	rr_AnnualReturn2001	3.86%
Annual Return 2002	rr_AnnualReturn2002	1.46%
Annual Return 2003	rr_AnnualReturn2003	0.74%
Annual Return 2004	rr_AnnualReturn2004	0.90%
Annual Return 2005	rr_AnnualReturn2005	2.74%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	4.87%
Annual Return 2008	rr_AnnualReturn2008	2.43%
Annual Return 2009	rr_AnnualReturn2009	0.17%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Connecticut Municipal Reserves (Second Prospectus Summary) | BofA Connecticut Municipal Reserves
BofA Connecticut Municipal Reserves
Investment Objective
BofA Connecticut Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax,

consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Connecticut Municipal Reserves Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Connecticut Municipal Reserves Investor Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.10%
Service fee		0.25%
Other		0.32%
Other expenses		0.57%
Total annual Fund operating expenses		0.92%
Fee waivers and/or reimbursements	[1][2]	(0.37%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.55%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Connecticut Municipal Reserves Investor Class Shares	56	256	473	1,097

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and Connecticut individual income tax. These securities are issued by or on behalf of the State of Connecticut, its political subdivisions,

agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Connecticut.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds,

consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

including Bank of America, N.A. and Bank of America Corporation (collectively,

Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal

operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the

Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects.

Since the Fund invests in Connecticut municipal securities, the value of the

Fund's shares may be especially affected by factors pertaining to the economy of

Connecticut and other factors specifically impacting the ability of issuers of

Connecticut municipal securities to meet their obligations. Connecticut is continuing its efforts to recover from economic recession. The state still faces significant financial challenges, including reduced sales and income tax revenues. The Governor and the General Assembly continue to take actions through various initiatives designed to address these challenges and consider various corrective actions for them, including a recent budget that included budget cuts, state employee concessions and increases in state taxes, including, but not limited to, state income and sales taxes. There can be no assurances,

however, that the financial condition of Connecticut will not be further materially adversely affected by actual conditions or circumstances, including,

but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to Connecticut and its municipalities may affect the ability of Connecticut or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to Connecticut municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor

Class shares of the Fund commenced operations on October 1, 2011. The returns shown for all periods are the returns of Retail A shares of the Fund, which are no longer offered. Investor Class shares would have annual returns substantially similar to those of Retail A shares because Investor Class shares would have invested in the same portfolio of securities as Retail A shares during all periods, and its returns would differ only to the extent that its expenses differ. The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Retail A shares.

The returns shown for periods prior to January 1, 2010 are the returns of Retail

A shares of Columbia Connecticut Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. For periods prior to November 23,

2005, the performance of the Fund's Retail A shares represents the performance of the Galaxy Connecticut Municipal Money Market Fund's Retail A shares, the predecessor to the Columbia Connecticut Municipal Reserves' Retail A shares. The

Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Retail A shares has varied from year to year. For the Fund's current 7-day yield, call BofA

Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.86%

Worst:       4 th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Connecticut Municipal Reserves Investor Class Shares	Retail A Shares	0.02%	1.75%	1.44%

[1]	Year-to-date return as of September 30, 2011: 0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Connecticut Municipal Reserves (Second Prospectus Summary) | BofA Connecticut Municipal Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Connecticut Municipal Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Connecticut Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and Connecticut individual income tax. These securities are issued by or on behalf of the State of Connecticut, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Connecticut.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal
operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the
Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects.
Since the Fund invests in Connecticut municipal securities, the value of the
Fund's shares may be especially affected by factors pertaining to the economy of
Connecticut and other factors specifically impacting the ability of issuers of
Connecticut municipal securities to meet their obligations. Connecticut is continuing its efforts to recover from economic recession. The state still faces significant financial challenges, including reduced sales and income tax revenues. The Governor and the General Assembly continue to take actions through various initiatives designed to address these challenges and consider various corrective actions for them, including a recent budget that included budget cuts, state employee concessions and increases in state taxes, including, but not limited to, state income and sales taxes. There can be no assurances, however, that the financial condition of Connecticut will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to Connecticut and its municipalities may affect the ability of Connecticut or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to Connecticut municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor
Class shares of the Fund commenced operations on October 1, 2011. The returns shown for all periods are the returns of Retail A shares of the Fund, which are no longer offered. Investor Class shares would have annual returns substantially similar to those of Retail A shares because Investor Class shares would have invested in the same portfolio of securities as Retail A shares during all periods, and its returns would differ only to the extent that its expenses differ. The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Retail A shares.
The returns shown for periods prior to January 1, 2010 are the returns of Retail
A shares of Columbia Connecticut Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. For periods prior to November 23,
2005, the performance of the Fund's Retail A shares represents the performance of the Galaxy Connecticut Municipal Money Market Fund's Retail A shares, the predecessor to the Columbia Connecticut Municipal Reserves' Retail A shares. The
Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Retail A shares has varied from year to year. For the Fund's current 7-day yield, call BofA
Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.86%
Worst:       4 th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Connecticut Municipal Reserves (Second Prospectus Summary) | BofA Connecticut Municipal Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Connecticut Municipal Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.32%
Other expenses	rr_OtherExpensesOverAssets	0.57%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.92%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	256
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	473
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,097
Annual Return 2001	rr_AnnualReturn2001	1.98%
Annual Return 2002	rr_AnnualReturn2002	0.84%
Annual Return 2003	rr_AnnualReturn2003	0.46%
Annual Return 2004	rr_AnnualReturn2004	0.58%
Annual Return 2005	rr_AnnualReturn2005	1.81%
Annual Return 2006	rr_AnnualReturn2006	3.18%
Annual Return 2007	rr_AnnualReturn2007	3.38%
Annual Return 2008	rr_AnnualReturn2008	1.97%
Annual Return 2009	rr_AnnualReturn2009	0.23%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Retail A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.44%

[1]	Year-to-date return as of September 30, 2011: 0.02%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Plus Reserves (7Prospectus Summary) | BofA Government Plus Reserves
BofA Government Plus Reserves
Investment Objective
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Plus Reserves Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Plus Reserves Investor Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.10%
Service fee		0.25%
Other		0.06%
Other expenses		0.31%
Total annual Fund operating expenses		0.66%
Fee waivers and/or reimbursements	[1][2]	(0.11%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.55%
[1]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Plus Reserves Investor Class Shares	60	213	379	860

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.

Treasury obligations and obligations of U.S. Government agencies, authorities,

instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor

Class shares of the Fund commenced operations on October 1, 2011. The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus. Investor Class shares would have annual returns substantially similar to those of Capital Class shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Capital Class shares.

The returns shown for periods prior to January 1, 2010 are the returns of

Capital Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.38%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Government Plus Reserves Investor Class Shares	Capital Class Shares	0.03%	2.52%	2.34%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Plus Reserves (7Prospectus Summary) | BofA Government Plus Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Plus Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.
Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor
Class shares of the Fund commenced operations on October 1, 2011. The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus. Investor Class shares would have annual returns substantially similar to those of Capital Class shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Capital Class shares.
The returns shown for periods prior to January 1, 2010 are the returns of
Capital Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.38%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Plus Reserves (7Prospectus Summary) | BofA Government Plus Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Plus Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.66%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	213
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	860
Annual Return 2001	rr_AnnualReturn2001	3.99%
Annual Return 2002	rr_AnnualReturn2002	1.53%
Annual Return 2003	rr_AnnualReturn2003	1.03%
Annual Return 2004	rr_AnnualReturn2004	1.22%
Annual Return 2005	rr_AnnualReturn2005	3.08%
Annual Return 2006	rr_AnnualReturn2006	4.90%
Annual Return 2007	rr_AnnualReturn2007	5.11%
Annual Return 2008	rr_AnnualReturn2008	2.48%
Annual Return 2009	rr_AnnualReturn2009	0.21%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.34%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Reserves (7Prospectus Summary) | BofA Government Reserves
BofA Government Reserves
Investment Objective
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Reserves Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Reserves Investor Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.10%
Service fee		0.25%
Other		0.01%
Other expenses		0.26%
Total annual Fund operating expenses		0.61%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.55%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Reserves Investor Class Shares	56	189	334	756

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Investor

Class shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Investor Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1 st quarter 2001:     1.32%

Worst:       4 th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Government Reserves Investor Class Shares	none	2.23%	2.03%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Reserves (7Prospectus Summary) | BofA Government Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Investor
Class shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Investor Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1 st quarter 2001:     1.32%
Worst:       4 th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Reserves (7Prospectus Summary) | BofA Government Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.61%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	334
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	756
Annual Return 2001	rr_AnnualReturn2001	3.69%
Annual Return 2002	rr_AnnualReturn2002	1.31%
Annual Return 2003	rr_AnnualReturn2003	0.68%
Annual Return 2004	rr_AnnualReturn2004	0.85%
Annual Return 2005	rr_AnnualReturn2005	2.65%
Annual Return 2006	rr_AnnualReturn2006	4.54%
Annual Return 2007	rr_AnnualReturn2007	4.69%
Annual Return 2008	rr_AnnualReturn2008	2.00%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.03%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Massachusetts Municipal Reserves (Second Prospectus Summary) | BofA Massachusetts Municipal Reserves
BofA Massachusetts Municipal Reserves
Investment Objective
BofA Massachusetts Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Massachusetts Municipal Reserves Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Massachusetts Municipal Reserves Investor Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.10%
Service fee		0.25%
Other		0.17%
Other expenses		0.42%
Total annual Fund operating expenses		0.77%
Fee waivers and/or reimbursements	[1][2]	(0.22%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.55%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Massachusetts Municipal Reserves Investor Class Shares	56	224	406	934

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and Massachusetts individual income tax. These securities are issued by or on behalf of the State of Massachusetts, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Massachusetts.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds,

consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the

  Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects.

  Since the Fund invests in Massachusetts municipal securities, the value of the

  Fund's shares may be especially affected by factors pertaining to the economy of

  Massachusetts and other factors specifically impacting the ability of issuers of

  Massachusetts municipal securities to meet their obligations. The Commonwealth of Massachusetts is continuing its efforts to recover from economic recession.

  However, such efforts have been hampered, including the state's uncommonly high unemployment rate and stagnant housing prices. The Governor and the state's legislature have taken various actions through various initiatives designed to address such difficulties, including spending reductions in the most recent state budget. There can be no assurances, however, that the financial condition of Massachusetts will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to

  Massachusetts and its municipalities may affect the ability of Massachusetts or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to

  Massachusetts municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor

Class shares of the Fund commenced operations on October 1, 2011. The returns shown for all periods are the returns of Retail A shares of the Fund, which are no longer offered. Investor Class shares would have annual returns substantially similar to those of Retail A shares because Investor Class shares would have invested in the same portfolio of securities as Retail A shares during all periods, and its returns would differ only to the extent that its expenses differ. The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Retail A shares.

The returns shown for periods prior to January 1, 2010 are the returns of Retail

A shares of Columbia Massachusetts Municipal Reserves, the predecessor to the

Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Retail A shares has varied from year to year. For the Fund's current 7-day yield, call BofA

Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2nd quarter 2007:     0.87%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Massachusetts Municipal Reserves Investor Class Shares	Retail A Shares	0.02%	1.77%	1.50%

[1]	Year-to-date return as of September 30, 2011: 0.04%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Massachusetts Municipal Reserves (Second Prospectus Summary) | BofA Massachusetts Municipal Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Massachusetts Municipal Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Massachusetts Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and Massachusetts individual income tax. These securities are issued by or on behalf of the State of Massachusetts, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Massachusetts.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the
  Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects.
  Since the Fund invests in Massachusetts municipal securities, the value of the
  Fund's shares may be especially affected by factors pertaining to the economy of
  Massachusetts and other factors specifically impacting the ability of issuers of
  Massachusetts municipal securities to meet their obligations. The Commonwealth of Massachusetts is continuing its efforts to recover from economic recession.
  However, such efforts have been hampered, including the state's uncommonly high unemployment rate and stagnant housing prices. The Governor and the state's legislature have taken various actions through various initiatives designed to address such difficulties, including spending reductions in the most recent state budget. There can be no assurances, however, that the financial condition of Massachusetts will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to
  Massachusetts and its municipalities may affect the ability of Massachusetts or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to
  Massachusetts municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor
Class shares of the Fund commenced operations on October 1, 2011. The returns shown for all periods are the returns of Retail A shares of the Fund, which are no longer offered. Investor Class shares would have annual returns substantially similar to those of Retail A shares because Investor Class shares would have invested in the same portfolio of securities as Retail A shares during all periods, and its returns would differ only to the extent that its expenses differ. The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Retail A shares.
The returns shown for periods prior to January 1, 2010 are the returns of Retail
A shares of Columbia Massachusetts Municipal Reserves, the predecessor to the
Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Retail A shares has varied from year to year. For the Fund's current 7-day yield, call BofA
Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2nd quarter 2007:     0.87%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Massachusetts Municipal Reserves (Second Prospectus Summary) | BofA Massachusetts Municipal Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Massachusetts Municipal Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.17%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.77%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	934
Annual Return 2001	rr_AnnualReturn2001	2.18%
Annual Return 2002	rr_AnnualReturn2002	0.95%
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.64%
Annual Return 2005	rr_AnnualReturn2005	1.88%
Annual Return 2006	rr_AnnualReturn2006	3.21%
Annual Return 2007	rr_AnnualReturn2007	3.42%
Annual Return 2008	rr_AnnualReturn2008	2.00%
Annual Return 2009	rr_AnnualReturn2009	0.25%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Retail A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.50%

[1]	Year-to-date return as of September 30, 2011: 0.04%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Municipal Reserves (Sixth Prospectus Summary) | BofA Municipal Reserves
BofA Municipal Reserves
Investment Objective
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Municipal Reserves Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Municipal Reserves Investor Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.10%
Service fee		0.25%
Other		0.02%
Other expenses		0.27%
Total annual Fund operating expenses		0.62%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.55%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Municipal Reserves Investor Class Shares	56	191	339	768

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Investor

Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Investor Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.82%

Worst:       4 th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Municipal Reserves Investor Class Shares	none	1.67%	1.49%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Municipal Reserves (Sixth Prospectus Summary) | BofA Municipal Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Municipal Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Investor
Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Investor Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.82%
Worst:       4 th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Municipal Reserves (Sixth Prospectus Summary) | BofA Municipal Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Municipal Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.62%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	191
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	339
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	768
Annual Return 2001	rr_AnnualReturn2001	2.31%
Annual Return 2002	rr_AnnualReturn2002	1.00%
Annual Return 2003	rr_AnnualReturn2003	0.60%
Annual Return 2004	rr_AnnualReturn2004	0.71%
Annual Return 2005	rr_AnnualReturn2005	1.91%
Annual Return 2006	rr_AnnualReturn2006	3.00%
Annual Return 2007	rr_AnnualReturn2007	3.21%
Annual Return 2008	rr_AnnualReturn2008	2.02%
Annual Return 2009	rr_AnnualReturn2009	0.18%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.49%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA New York Tax-Exempt Reserves (Third Prospectus Summary) | BofA New York Tax-Exempt Reserves
BofA New York Tax-Exempt Reserves
Investment Objective
BofA New York Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA New York Tax-Exempt Reserves Investor Class Shares Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA New York Tax-Exempt Reserves Investor Class Shares Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.10%
Service fee		0.25%
Other		0.10%
Other expenses		0.35%
Total annual Fund operating expenses		0.70%
Fee waivers and/or reimbursements	[1][2]	(0.15%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.55%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA New York Tax-Exempt Reserves Investor Class Shares Shares	56	209	375	856

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions,

agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds,

consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

including Bank of America, N.A. and Bank of America Corporation (collectively,

Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the

Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in New York municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of New York and other factors specifically impacting the ability of issuers of New York municipal securities to meet their obligations. The economy of New York State is significantly influenced by the financial health of the City of New York and the surrounding area. As a result, when the City of New York experiences financial difficulty, it has a substantial impact on the financial condition of New York

State. Largely due to the fact that the City of New York is the nation's leading center of banking and finance, the recent national and international crises in the financial sectors have had a disproportionate effect on the City, which, in turn, has adversely affected the State's financial condition. New York State is continuing its efforts to recover from economic recession. There can be no assurances, however, that the financial condition of New York will not be further materially adversely affected by actual conditions or circumstances,

including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to New York and its municipalities may affect the ability of New York or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to New York municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. On October

1, 2011, the Investor Class shares of the Fund commenced operations and the

Class A shares of the Fund converted into the Investor Class shares of the Fund.

The returns shown for periods prior to October 1, 2011 are the returns of Class

A shares of the Fund, and include the higher expenses applicable to Class A shares of the Fund. If these expenses had not been included, returns would be higher. The returns shown for periods prior to January 1, 2010 are the returns of Class A shares of Columbia New York Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust (the Predecessor Fund). The

Predecessor Fund's Class A shares were fully redeemed on December 22, 2002 and recommenced operations on August 25, 2003. From December 22, 2002 to August 25,

2003, performance for the share class could not be calculated due to nominal asset levels. The Predecessor Fund's first full calendar year of returns after it recommenced operations was the year ended December 31, 2004. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Investor Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.89%

Worst:       1 st quarter 2010:     0.02%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA New York Tax-Exempt Reserves Investor Class Shares Shares	none	1.51%	1.37%	Aug 25, 2003

[1]	Year-to-date return as of September 30, 2011: 0.10%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA New York Tax-Exempt Reserves (Third Prospectus Summary) | BofA New York Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA New York Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA New York Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the
Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in New York municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of New York and other factors specifically impacting the ability of issuers of New York municipal securities to meet their obligations. The economy of New York State is significantly influenced by the financial health of the City of New York and the surrounding area. As a result, when the City of New York experiences financial difficulty, it has a substantial impact on the financial condition of New York
State. Largely due to the fact that the City of New York is the nation's leading center of banking and finance, the recent national and international crises in the financial sectors have had a disproportionate effect on the City, which, in turn, has adversely affected the State's financial condition. New York State is continuing its efforts to recover from economic recession. There can be no assurances, however, that the financial condition of New York will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to New York and its municipalities may affect the ability of New York or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to New York municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. On October
1, 2011, the Investor Class shares of the Fund commenced operations and the
Class A shares of the Fund converted into the Investor Class shares of the Fund.
The returns shown for periods prior to October 1, 2011 are the returns of Class
A shares of the Fund, and include the higher expenses applicable to Class A shares of the Fund. If these expenses had not been included, returns would be higher. The returns shown for periods prior to January 1, 2010 are the returns of Class A shares of Columbia New York Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust (the Predecessor Fund). The
Predecessor Fund's Class A shares were fully redeemed on December 22, 2002 and recommenced operations on August 25, 2003. From December 22, 2002 to August 25,
2003, performance for the share class could not be calculated due to nominal asset levels. The Predecessor Fund's first full calendar year of returns after it recommenced operations was the year ended December 31, 2004. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Investor Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.89%
Worst:       1 st quarter 2010:     0.02%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA New York Tax-Exempt Reserves (Third Prospectus Summary) | BofA New York Tax-Exempt Reserves | Investor Class Shares Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
BofA New York Tax-Exempt Reserves | Investor Class Shares Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	209
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	375
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	856
Annual Return 2004	rr_AnnualReturn2004	0.61%
Annual Return 2005	rr_AnnualReturn2005	1.76%
Annual Return 2006	rr_AnnualReturn2006	2.85%
Annual Return 2007	rr_AnnualReturn2007	3.04%
Annual Return 2008	rr_AnnualReturn2008	1.60%
Annual Return 2009	rr_AnnualReturn2009	0.09%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 25, 2003

[1]	Year-to-date return as of September 30, 2011: 0.10%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Tax-Exempt Reserves (Sixth Prospectus Summary) | BofA Tax-Exempt Reserves
BofA Tax-Exempt Reserves
Investment Objective
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Tax-Exempt Reserves Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Tax-Exempt Reserves Investor Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.10%
Service fee		0.25%
Other		0.02%
Other expenses		0.27%
Total annual Fund operating expenses		0.62%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.55%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Tax-Exempt Reserves Investor Class Shares	56	191	339	768

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Investor

Class shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Investor Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2nd quarter 2007:     0.81%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Tax-Exempt Reserves Investor Class Shares	none	1.61%	1.44%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Tax-Exempt Reserves (Sixth Prospectus Summary) | BofA Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Investor
Class shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Investor Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2nd quarter 2007:     0.81%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Thirty Day Yield, Phone Number	rr_ThirtyDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Tax-Exempt Reserves (Sixth Prospectus Summary) | BofA Tax-Exempt Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Tax-Exempt Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.62%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	191
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	339
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	768
Annual Return 2001	rr_AnnualReturn2001	2.32%
Annual Return 2002	rr_AnnualReturn2002	0.95%
Annual Return 2003	rr_AnnualReturn2003	0.56%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	1.87%
Annual Return 2006	rr_AnnualReturn2006	2.95%
Annual Return 2007	rr_AnnualReturn2007	3.16%
Annual Return 2008	rr_AnnualReturn2008	1.84%
Annual Return 2009	rr_AnnualReturn2009	0.15%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.44%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Treasury Reserves (7Prospectus Summary) | BofA Treasury Reserves
BofA Treasury Reserves
Investment Objective
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Treasury Reserves Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Treasury Reserves Investor Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		0.10%
Service fee		0.25%
Other		0.01%
Other expenses		0.26%
Total annual Fund operating expenses		0.61%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.55%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Treasury Reserves Investor Class Shares	56	189	334	756

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.

Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Investor

Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Investor Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.28%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Treasury Reserves Investor Class Shares	none	2.03%	1.91%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Treasury Reserves (7Prospectus Summary) | BofA Treasury Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Treasury Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Investor Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.
Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Investor
Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Investor Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.28%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Treasury Reserves (7Prospectus Summary) | BofA Treasury Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Treasury Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.61%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	334
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	756
Annual Return 2001	rr_AnnualReturn2001	3.62%
Annual Return 2002	rr_AnnualReturn2002	1.34%
Annual Return 2003	rr_AnnualReturn2003	0.67%
Annual Return 2004	rr_AnnualReturn2004	0.80%
Annual Return 2005	rr_AnnualReturn2005	2.60%
Annual Return 2006	rr_AnnualReturn2006	4.50%
Annual Return 2007	rr_AnnualReturn2007	4.48%
Annual Return 2008	rr_AnnualReturn2008	1.27%
Annual Return 2009	rr_AnnualReturn2009	0.00%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.91%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA California Tax-Exempt Reserves (Sixth Prospectus Summary) | BofA California Tax-Exempt Reserves
BofA California Tax-Exempt Reserves
Investment Objective
BofA California Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA California Tax-Exempt Reserves Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA California Tax-Exempt Reserves Liquidity Class Shares
Management fees		0.25%
Distribution and service (Rule 12b-1) fees	[1]	0.25%
Other expenses		0.05%
Total annual Fund operating expenses		0.55%
Fee waivers and/or reimbursements	[2][3]	(0.20%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.35%
[1]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA California Tax-Exempt Reserves Liquidity Class Shares	36	156	287	670

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions,

agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds,

consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

including Bank of America, N.A. and Bank of America Corporation (collectively,

Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the

Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in California municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of California and other factors specifically impacting the ability of issuers of California municipal securities to meet their obligations. California is continuing its efforts to recover from economic recession. However, such efforts have been hampered, including the state's housing market, which continues to adversely affect both the construction industry and the financial sector. In addition, California's unemployment rate continues to remain high, and state revenues are lagging behind budgetary projections. California's Governor and state legislature have taken various actions designed to address these conditions, including, but not limited to, revenue building and reapplication,

and spending reduction initiatives. There can be no assurances, however, that the financial condition of California will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to,

lower than expected revenues or higher than expected expenditures. Such factors relating to California and its municipalities may affect the ability of

California or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to California municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity

Class shares of Columbia California Tax-Exempt Reserves, the predecessor to the

Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.85%

Worst:       4 th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA California Tax-Exempt Reserves Liquidity Class Shares	0.01%	1.69%	1.47%	Aug 10, 2001

[1]	Year-to-date return as of September 30, 2011: 0.03%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA California Tax-Exempt Reserves (Sixth Prospectus Summary) | BofA California Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA California Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA California Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the
Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in California municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of California and other factors specifically impacting the ability of issuers of California municipal securities to meet their obligations. California is continuing its efforts to recover from economic recession. However, such efforts have been hampered, including the state's housing market, which continues to adversely affect both the construction industry and the financial sector. In addition, California's unemployment rate continues to remain high, and state revenues are lagging behind budgetary projections. California's Governor and state legislature have taken various actions designed to address these conditions, including, but not limited to, revenue building and reapplication, and spending reduction initiatives. There can be no assurances, however, that the financial condition of California will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to California and its municipalities may affect the ability of
California or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to California municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity
Class shares of Columbia California Tax-Exempt Reserves, the predecessor to the
Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.85%
Worst:       4 th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA California Tax-Exempt Reserves (Sixth Prospectus Summary) | BofA California Tax-Exempt Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA California Tax-Exempt Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.55%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3],[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	156
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	287
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	670
Annual Return 2002	rr_AnnualReturn2002	1.11%
Annual Return 2003	rr_AnnualReturn2003	0.72%
Annual Return 2004	rr_AnnualReturn2004	0.87%
Annual Return 2005	rr_AnnualReturn2005	2.06%
Annual Return 2006	rr_AnnualReturn2006	3.11%
Annual Return 2007	rr_AnnualReturn2007	3.30%
Annual Return 2008	rr_AnnualReturn2008	1.90%
Annual Return 2009	rr_AnnualReturn2009	0.18%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 10, 2001

[1]	Year-to-date return as of September 30, 2011: 0.03%
[2]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[4]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Cash Reserves (9Prospectus Summary) | BofA Cash Reserves
BofA Cash Reserves
Investment Objective
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Cash Reserves Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Cash Reserves Liquidity Class Shares
Management fees		0.25%
Distribution and service (Rule 12b-1) fees	[1]	0.25%
Other expenses		0.03%
Total annual Fund operating expenses		0.53%
Fee waivers and/or reimbursements	[2][3]	(0.18%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.35%
[1]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Cash Reserves Liquidity Class Shares	36	152	278	648

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the

  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.

  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -

  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes,

  which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity

Class shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.41%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Cash Reserves Liquidity Class Shares	0.01%	2.54%	2.34%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Cash Reserves (9Prospectus Summary) | BofA Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Cash Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the
  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.
  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS -
  U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity
Class shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.41%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Cash Reserves (9Prospectus Summary) | BofA Cash Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Cash Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.53%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3],[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	152
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	278
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	648
Annual Return 2001	rr_AnnualReturn2001	4.06%
Annual Return 2002	rr_AnnualReturn2002	1.66%
Annual Return 2003	rr_AnnualReturn2003	0.94%
Annual Return 2004	rr_AnnualReturn2004	1.10%
Annual Return 2005	rr_AnnualReturn2005	2.94%
Annual Return 2006	rr_AnnualReturn2006	4.81%
Annual Return 2007	rr_AnnualReturn2007	5.08%
Annual Return 2008	rr_AnnualReturn2008	2.64%
Annual Return 2009	rr_AnnualReturn2009	0.27%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.34%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[4]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Plus Reserves (8Prospectus Summary) | BofA Government Plus Reserves
BofA Government Plus Reserves
Investment Objective
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Plus Reserves Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Plus Reserves Liquidity Class Shares
Management fees		0.25%
Distribution and service (Rule 12b-1) fees	[1]	0.25%
Other expenses		0.06%
Total annual Fund operating expenses		0.56%
Fee waivers and/or reimbursements	[2][3]	(0.21%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.35%
[1]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Plus Reserves Liquidity Class Shares	36	158	292	681

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.

Treasury obligations and obligations of U.S. Government agencies, authorities,

instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity

Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        3rd quarter 2007:     1.25%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Government Plus Reserves Liquidity Class Shares	none	2.40%	2.43%	Nov 17, 2005

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Plus Reserves (8Prospectus Summary) | BofA Government Plus Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Plus Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.
Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity
Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        3rd quarter 2007:     1.25%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Plus Reserves (8Prospectus Summary) | BofA Government Plus Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Plus Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.56%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3],[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	158
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	292
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	681
Annual Return 2006	rr_AnnualReturn2006	4.70%
Annual Return 2007	rr_AnnualReturn2007	4.95%
Annual Return 2008	rr_AnnualReturn2008	2.34%
Annual Return 2009	rr_AnnualReturn2009	0.10%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2005

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[4]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Reserves (8Prospectus Summary) | BofA Government Reserves
BofA Government Reserves
Investment Objective
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Reserves Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Reserves Liquidity Class Shares
Management fees		0.25%
Distribution and service (Rule 12b-1) fees	[1]	0.25%
Other expenses		0.01%
Total annual Fund operating expenses		0.51%
Fee waivers and/or reimbursements	[2][3]	(0.16%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.35%
[1]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Reserves Liquidity Class Shares	36	147	269	625

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

   "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity

Class shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1 st quarter 2001:     1.37%

Worst:       4 th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Government Reserves Liquidity Class Shares	none	2.36%	2.20%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Reserves (8Prospectus Summary) | BofA Government Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
   "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity
Class shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1 st quarter 2001:     1.37%
Worst:       4 th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Reserves (8Prospectus Summary) | BofA Government Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.51%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3],[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	147
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	625
Annual Return 2001	rr_AnnualReturn2001	3.90%
Annual Return 2002	rr_AnnualReturn2002	1.51%
Annual Return 2003	rr_AnnualReturn2003	0.88%
Annual Return 2004	rr_AnnualReturn2004	1.05%
Annual Return 2005	rr_AnnualReturn2005	2.86%
Annual Return 2006	rr_AnnualReturn2006	4.75%
Annual Return 2007	rr_AnnualReturn2007	4.90%
Annual Return 2008	rr_AnnualReturn2008	2.20%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.20%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[4]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Money Market Reserves (Fifth Prospectus Summary) | BofA Money Market Reserves
BofA Money Market Reserves
Investment Objective
BofA Money Market Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Money Market Reserves Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Money Market Reserves Liquidity Class Shares
Management fees		0.25%
Distribution and service (Rule 12b-1) fees(b)	[1]	0.25%
Other expenses		0.02%
Total annual Fund operating expenses		0.52%
Fee waivers and/or reimbursements	[2][3]	(0.17%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.35%
[1]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Money Market Reserves Liquidity Class Shares	36	150	274	636

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S.

  Government. For example, securities issued by the Federal Home Loan Mortgage Corporation,

  the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency,

  authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS'

  INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes,

  which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity

Class shares of Columbia Money Market Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.40%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Money Market Reserves Liquidity Class Shares	0.01%	2.55%	2.32%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Money Market Reserves (Fifth Prospectus Summary) | BofA Money Market Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Money Market Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Money Market Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S.
  Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS'
  INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	it is possible to lose money by investing in the Fund
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity
Class shares of Columbia Money Market Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.40%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Money Market Reserves (Fifth Prospectus Summary) | BofA Money Market Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Money Market Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (Rule 12b-1) fees(b)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.52%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3],[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	150
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	636
Annual Return 2001	rr_AnnualReturn2001	3.99%
Annual Return 2002	rr_AnnualReturn2002	1.59%
Annual Return 2003	rr_AnnualReturn2003	0.90%
Annual Return 2004	rr_AnnualReturn2004	1.09%
Annual Return 2005	rr_AnnualReturn2005	2.95%
Annual Return 2006	rr_AnnualReturn2006	4.81%
Annual Return 2007	rr_AnnualReturn2007	5.09%
Annual Return 2008	rr_AnnualReturn2008	2.65%
Annual Return 2009	rr_AnnualReturn2009	0.28%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.32%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[4]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Municipal Reserves (7Prospectus Summary) | BofA Municipal Reserves
BofA Municipal Reserves
Investment Objective
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Municipal Reserves Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Municipal Reserves Liquidity Class Shares
Management fees		0.25%
Distribution and service (Rule 12b-1) fees	[1]	0.25%
Other expenses		0.02%
Total annual Fund operating expenses		0.52%
Fee waivers and/or reimbursements	[2][3]	(0.17%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.35%
[1]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Municipal Reserves Liquidity Class Shares	36	150	274	636

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity

Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2nd quarter 2007:     0.87%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Municipal Reserves Liquidity Class Shares	0.02%	1.83%	1.67%

[1]	Year-to-date return as of September 30, 2011: 0.01%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Municipal Reserves (7Prospectus Summary) | BofA Municipal Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Municipal Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity
Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2nd quarter 2007:     0.87%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Municipal Reserves (7Prospectus Summary) | BofA Municipal Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Municipal Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.52%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3],[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	150
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	636
Annual Return 2001	rr_AnnualReturn2001	2.52%
Annual Return 2002	rr_AnnualReturn2002	1.21%
Annual Return 2003	rr_AnnualReturn2003	0.80%
Annual Return 2004	rr_AnnualReturn2004	0.91%
Annual Return 2005	rr_AnnualReturn2005	2.12%
Annual Return 2006	rr_AnnualReturn2006	3.21%
Annual Return 2007	rr_AnnualReturn2007	3.41%
Annual Return 2008	rr_AnnualReturn2008	2.22%
Annual Return 2009	rr_AnnualReturn2009	0.35%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.67%

[1]	Year-to-date return as of September 30, 2011: 0.01%
[2]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[4]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Tax-Exempt Reserves (7Prospectus Summary) | BofA Tax-Exempt Reserves
BofA Tax-Exempt Reserves
Investment Objective
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Tax-Exempt Reserves Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Tax-Exempt Reserves Liquidity Class Shares
Management fees		0.25%
Distribution and service (Rule 12b-1) fees	[1]	0.25%
Other expenses		0.02%
Total annual Fund operating expenses		0.52%
Fee waivers and/or reimbursements	[2][3]	(0.17%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.35%
[1]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Tax-Exempt Reserves Liquidity Class Shares	36	150	274	636

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity

Class shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.86%

Worst:       3 rd quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Tax-Exempt Reserves Liquidity Class Shares	none	1.76%	1.55%	Sep 3, 2002

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Tax-Exempt Reserves (7Prospectus Summary) | BofA Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity
Class shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.86%
Worst:       3 rd quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Tax-Exempt Reserves (7Prospectus Summary) | BofA Tax-Exempt Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Tax-Exempt Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.52%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3],[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	150
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	636
Annual Return 2003	rr_AnnualReturn2003	0.76%
Annual Return 2004	rr_AnnualReturn2004	0.89%
Annual Return 2005	rr_AnnualReturn2005	2.08%
Annual Return 2006	rr_AnnualReturn2006	3.16%
Annual Return 2007	rr_AnnualReturn2007	3.36%
Annual Return 2008	rr_AnnualReturn2008	2.05%
Annual Return 2009	rr_AnnualReturn2009	0.28%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 3, 2002

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[4]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Treasury Reserves (8Prospectus Summary) | BofA Treasury Reserves
BofA Treasury Reserves
Investment Objective
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Treasury Reserves Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Treasury Reserves Liquidity Class Shares
Management fees		0.25%
Distribution and service (Rule 12b-1) fees	[1]	0.25%
Other expenses		0.01%
Total annual Fund operating expenses		0.51%
Fee waivers and/or reimbursements	[2][3]	(0.16%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.35%
[1]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Treasury Reserves Liquidity Class Shares	36	147	269	625

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.

Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity

Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.33%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Treasury Reserves Liquidity Class Shares	none	2.14%	2.07%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Treasury Reserves (8Prospectus Summary) | BofA Treasury Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Treasury Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.
Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity
Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.33%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Treasury Reserves (8Prospectus Summary) | BofA Treasury Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Treasury Reserves | Liquidity Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.51%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3],[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	147
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	625
Annual Return 2001	rr_AnnualReturn2001	3.83%
Annual Return 2002	rr_AnnualReturn2002	1.54%
Annual Return 2003	rr_AnnualReturn2003	0.87%
Annual Return 2004	rr_AnnualReturn2004	1.00%
Annual Return 2005	rr_AnnualReturn2005	2.81%
Annual Return 2006	rr_AnnualReturn2006	4.71%
Annual Return 2007	rr_AnnualReturn2007	4.69%
Annual Return 2008	rr_AnnualReturn2008	1.43%
Annual Return 2009	rr_AnnualReturn2009	0.00%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.07%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees to an annual rate of 0.15% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[4]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA California Tax-Exempt Reserves (7Prospectus Summary) | BofA California Tax-Exempt Reserves
BofA California Tax-Exempt Reserves
Investment Objective
BofA California Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA California Tax-Exempt Reserves Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA California Tax-Exempt Reserves Trust Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.10%
Other		0.05%
Other expenses		0.15%
Total annual Fund operating expenses		0.40%
Fee waivers and/or reimbursements	[1][2]	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.30%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA California Tax-Exempt Reserves Trust Class Shares	31	118	214	495

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions,

agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds,

consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

including Bank of America, N.A. and Bank of America Corporation (collectively,

Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the

Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in California municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of California and other factors specifically impacting the ability of issuers of

California municipal securities to meet their obligations. California is continuing its efforts to recover from economic recession. However, such efforts have been hampered, including the state's housing market, which continues to adversely affect both the construction industry and the financial sector. In addition, California's unemployment rate continues to remain high, and state revenues are lagging behind budgetary projections. California's Governor and state legislature have taken various actions designed to address these conditions, including, but not limited to, revenue building and reapplication,

and spending reduction initiatives. There can be no assurances, however, that the financial condition of California will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to,

lower than expected revenues or higher than expected expenditures. Such factors relating to California and its municipalities may affect the ability of

California or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to California municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust

Class shares of Columbia California Tax-Exempt Reserves, the predecessor to the

Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.86%

Worst:       1 st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA California Tax-Exempt Reserves Trust Class Shares	0.04%	1.74%	1.59%

[1]	Year-to-date return as of September 30, 2011: 0.04%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA California Tax-Exempt Reserves (7Prospectus Summary) | BofA California Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA California Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA California Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the
Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in California municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of California and other factors specifically impacting the ability of issuers of
California municipal securities to meet their obligations. California is continuing its efforts to recover from economic recession. However, such efforts have been hampered, including the state's housing market, which continues to adversely affect both the construction industry and the financial sector. In addition, California's unemployment rate continues to remain high, and state revenues are lagging behind budgetary projections. California's Governor and state legislature have taken various actions designed to address these conditions, including, but not limited to, revenue building and reapplication, and spending reduction initiatives. There can be no assurances, however, that the financial condition of California will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to California and its municipalities may affect the ability of
California or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to California municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust
Class shares of Columbia California Tax-Exempt Reserves, the predecessor to the
Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.86%
Worst:       1 st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA California Tax-Exempt Reserves (7Prospectus Summary) | BofA California Tax-Exempt Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA California Tax-Exempt Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component1OtherExpensesOverAssets	0.10%
Other	rr_Component3OtherExpensesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.40%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	118
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	214
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	495
Annual Return 2001	rr_AnnualReturn2001	2.22%
Annual Return 2002	rr_AnnualReturn2002	1.16%
Annual Return 2003	rr_AnnualReturn2003	0.77%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.11%
Annual Return 2006	rr_AnnualReturn2006	3.16%
Annual Return 2007	rr_AnnualReturn2007	3.35%
Annual Return 2008	rr_AnnualReturn2008	1.96%
Annual Return 2009	rr_AnnualReturn2009	0.22%
Annual Return 2010	rr_AnnualReturn2010	0.04%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.59%

[1]	Year-to-date return as of September 30, 2011: 0.04%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Cash Reserves (10Prospectus Summary) | BofA Cash Reserves
BofA Cash Reserves
Investment Objective
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Cash Reserves Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Cash Reserves Trust Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.10%
Other		0.03%
Other expenses		0.13%
Total annual Fund operating expenses		0.38%
Fee waivers and/or reimbursements	[1][2]	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.30%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Cash Reserves Trust Class Shares	31	114	205	473

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage

  Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency,

  authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

  See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in

  the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes,

  which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust

Class shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1 st quarter 2001:     1.42%

Worst:       1 st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Cash Reserves Trust Class Shares	0.03%	2.58%	2.38%

[1]	Year-to-date return as of September 30, 2011: 0.01%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Cash Reserves (10Prospectus Summary) | BofA Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Cash Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage
  Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
  See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in
  the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust
Class shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1 st quarter 2001:     1.42%
Worst:       1 st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Caption	rr_MoneyMarketSevenDayYieldCaption	Fund's current 7-day yield
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Cash Reserves (10Prospectus Summary) | BofA Cash Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Cash Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.10%
Other	rr_Component3OtherExpensesOverAssets	0.03%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.38%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	114
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	205
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	473
Annual Return 2001	rr_AnnualReturn2001	4.12%
Annual Return 2002	rr_AnnualReturn2002	1.71%
Annual Return 2003	rr_AnnualReturn2003	0.99%
Annual Return 2004	rr_AnnualReturn2004	1.15%
Annual Return 2005	rr_AnnualReturn2005	2.99%
Annual Return 2006	rr_AnnualReturn2006	4.86%
Annual Return 2007	rr_AnnualReturn2007	5.13%
Annual Return 2008	rr_AnnualReturn2008	2.69%
Annual Return 2009	rr_AnnualReturn2009	0.32%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.38%

[1]	Year-to-date return as of September 30, 2011: 0.01%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Plus Reserves (9Prospectus Summary) | BofA Government Plus Reserves
BofA Government Plus Reserves
Investment Objective
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)
Shareholder Fees	BofA Government Plus Reserves Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (deducted from the Fund's assets)
Annual Fund Operating Expenses		BofA Government Plus Reserves Trust Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.10%
Other		0.06%
Other expenses		0.16%
Total annual Fund operating expenses		0.41%
Fee waivers and/or reimbursements	[1][2]	(0.11%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.30%
[1]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Plus Reserves Trust Class Shares	31	121	219	507

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.

Treasury obligations and obligations of U.S. Government agencies, authorities,

instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust

Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2009:     0.37%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA Government Plus Reserves Trust Class Shares	none	0.60%	Mar 31, 2008

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Plus Reserves (9Prospectus Summary) | BofA Government Plus Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Plus Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (deducted from the Fund's assets)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S.
Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust
Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2009:     0.37%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Plus Reserves (9Prospectus Summary) | BofA Government Plus Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Plus Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.10%
Other	rr_Component3OtherExpensesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.41%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	121
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	507
Annual Return 2009	rr_AnnualReturn2009	0.13%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Government Reserves (9Prospectus Summary) | BofA Government Reserves
BofA Government Reserves
Investment Objective
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Reserves Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Reserves Trust Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.10%
Other		0.01%
Other expenses		0.11%
Total annual Fund operating expenses		0.36%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.30%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Government Reserves Trust Class Shares	31	110	196	450

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust

Class shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.38%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Government Reserves Trust Class Shares	none	2.40%	2.24%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Government Reserves (9Prospectus Summary) | BofA Government Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Government Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Government Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust
Class shares of Columbia Government Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.38%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Government Reserves (9Prospectus Summary) | BofA Government Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Government Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.10%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.36%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	196
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	450
Annual Return 2001	rr_AnnualReturn2001	3.95%
Annual Return 2002	rr_AnnualReturn2002	1.57%
Annual Return 2003	rr_AnnualReturn2003	0.93%
Annual Return 2004	rr_AnnualReturn2004	1.10%
Annual Return 2005	rr_AnnualReturn2005	2.91%
Annual Return 2006	rr_AnnualReturn2006	4.80%
Annual Return 2007	rr_AnnualReturn2007	4.95%
Annual Return 2008	rr_AnnualReturn2008	2.26%
Annual Return 2009	rr_AnnualReturn2009	0.09%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.24%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Money Market Reserves (Sixth Prospectus Summary) | BofA Money Market Reserves
BofA Money Market Reserves
Investment Objective
BofA Money Market Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Money Market Reserves Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Money Market Reserves Trust Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.10%
Other		0.02%
Other expenses		0.12%
Total annual Fund operating expenses		0.37%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.30%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Money Market Reserves Trust Class Shares	31	112	201	461

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S.

  Government. For example, securities issued by the Federal Home Loan Mortgage Corporation,

  the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency,

  authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS'

  INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes,

  which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust

Class shares of Columbia Money Market Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.41%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Money Market Reserves Trust Class Shares	0.03%	2.59%	2.37%

[1]	Year-to-date return as of September 30, 2011: 0.01%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Money Market Reserves (Sixth Prospectus Summary) | BofA Money Market Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Money Market Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Money Market Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S.
  Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS'
  INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust
Class shares of Columbia Money Market Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.41%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Money Market Reserves (Sixth Prospectus Summary) | BofA Money Market Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Money Market Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.10%
Other	rr_Component3OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.37%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	112
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	201
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	461
Annual Return 2001	rr_AnnualReturn2001	4.04%
Annual Return 2002	rr_AnnualReturn2002	1.63%
Annual Return 2003	rr_AnnualReturn2003	0.95%
Annual Return 2004	rr_AnnualReturn2004	1.14%
Annual Return 2005	rr_AnnualReturn2005	3.00%
Annual Return 2006	rr_AnnualReturn2006	4.86%
Annual Return 2007	rr_AnnualReturn2007	5.15%
Annual Return 2008	rr_AnnualReturn2008	2.70%
Annual Return 2009	rr_AnnualReturn2009	0.33%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.37%

[1]	Year-to-date return as of September 30, 2011: 0.01%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Municipal Reserves (8Prospectus Summary) | BofA Municipal Reserves
BofA Municipal Reserves
Investment Objective
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Municipal Reserves Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Municipal Reserves Trust Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.10%
Other		0.02%
Other expenses		0.12%
Total annual Fund operating expenses		0.37%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.30%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Municipal Reserves Trust Class Shares	31	112	201	461

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust

Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2nd quarter 2007:     0.88%

Worst:       1st quarter 2010:     0.01%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Municipal Reserves Trust Class Shares	0.06%	1.88%	1.72%

[1]	Year-to-date return as of September 30, 2011: 0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Municipal Reserves (8Prospectus Summary) | BofA Municipal Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Municipal Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust
Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2nd quarter 2007:     0.88%
Worst:       1st quarter 2010:     0.01%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Thirty Day Yield, Phone Number	rr_ThirtyDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Municipal Reserves (8Prospectus Summary) | BofA Municipal Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
BofA Municipal Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.10%
Other	rr_Component3OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.37%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	112
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	201
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	461
Annual Return 2001	rr_AnnualReturn2001	2.57%
Annual Return 2002	rr_AnnualReturn2002	1.26%
Annual Return 2003	rr_AnnualReturn2003	0.85%
Annual Return 2004	rr_AnnualReturn2004	0.96%
Annual Return 2005	rr_AnnualReturn2005	2.17%
Annual Return 2006	rr_AnnualReturn2006	3.26%
Annual Return 2007	rr_AnnualReturn2007	3.46%
Annual Return 2008	rr_AnnualReturn2008	2.27%
Annual Return 2009	rr_AnnualReturn2009	0.40%
Annual Return 2010	rr_AnnualReturn2010	0.06%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.72%

[1]	Year-to-date return as of September 30, 2011: 0.02%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA New York Tax-Exempt Reserves (Fourth Prospectus Summary) | BofA New York Tax-Exempt Reserves
BofA New York Tax-Exempt Reserves
Investment Objective
BofA New York Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA New York Tax-Exempt Reserves Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA New York Tax-Exempt Reserves Trust Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.10%
Other		0.10%
Other expenses		0.20%
Total annual Fund operating expenses		0.45%
Fee waivers and/or reimbursements	[1][2]	(0.15%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.30%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA New York Tax-Exempt Reserves Trust Class Shares	31	129	237	552

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions,

agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds,

consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

including Bank of America, N.A. and Bank of America Corporation (collectively,

Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the

Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in New York municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of New York and other factors specifically impacting the ability of issuers of New York municipal securities to meet their obligations. The economy of New York State is significantly influenced by the financial health of the City of New York and the surrounding area. As a result,

when the City of New York experiences financial difficulty, it has a substantial impact on the financial condition of New York State. Largely due to the fact that the City of New York is the nation's leading center of banking and finance,

the recent national and international crises in the financial sectors have had a disproportionate effect on the City, which, in turn, has adversely affected the

State's financial condition. New York State is continuing its efforts to recover from economic recession. There can be no assurances, however, that the financial condition of New York will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to

New York and its municipalities may affect the ability of New York or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to New York municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust

Class shares of Columbia New York Tax-Exempt Reserves, the predecessor to the

Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2 nd quarter 2007:     0.87%

Worst:       1 st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofA New York Tax-Exempt Reserves Trust Class Shares	0.03%	1.76%	1.55%	Feb 15, 2002

[1]	Year-to-date return as of September 30, 2011: 0.03%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA New York Tax-Exempt Reserves (Fourth Prospectus Summary) | BofA New York Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA New York Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA New York Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than a diversified fund.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Non-Diversified Mutual Fund Risk - The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the
Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o State-Specific Municipal Securities Risk - Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. Since the Fund invests in New York municipal securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of New York and other factors specifically impacting the ability of issuers of New York municipal securities to meet their obligations. The economy of New York State is significantly influenced by the financial health of the City of New York and the surrounding area. As a result, when the City of New York experiences financial difficulty, it has a substantial impact on the financial condition of New York State. Largely due to the fact that the City of New York is the nation's leading center of banking and finance, the recent national and international crises in the financial sectors have had a disproportionate effect on the City, which, in turn, has adversely affected the
State's financial condition. New York State is continuing its efforts to recover from economic recession. There can be no assurances, however, that the financial condition of New York will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors relating to
New York and its municipalities may affect the ability of New York or its municipalities to pay their respective obligations. The statement of additional information provides additional detail about risks specific to New York municipal securities, which investors should carefully consider.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust
Class shares of Columbia New York Tax-Exempt Reserves, the predecessor to the
Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2 nd quarter 2007:     0.87%
Worst:       1 st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA New York Tax-Exempt Reserves (Fourth Prospectus Summary) | BofA New York Tax-Exempt Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA New York Tax-Exempt Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.10%
Other	rr_Component3OtherExpensesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.45%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	129
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	237
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	552
Annual Return 2003	rr_AnnualReturn2003	0.84%
Annual Return 2004	rr_AnnualReturn2004	0.96%
Annual Return 2005	rr_AnnualReturn2005	2.12%
Annual Return 2006	rr_AnnualReturn2006	3.21%
Annual Return 2007	rr_AnnualReturn2007	3.40%
Annual Return 2008	rr_AnnualReturn2008	1.96%
Annual Return 2009	rr_AnnualReturn2009	0.28%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002

[1]	Year-to-date return as of September 30, 2011: 0.03%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Tax-Exempt Reserves (8Prospectus Summary) | BofA Tax-Exempt Reserves
BofA Tax-Exempt Reserves
Investment Objective
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Tax-Exempt Reserves Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Tax-Exempt Reserves Trust Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.10%
Other		0.02%
Other expenses		0.12%
Total annual Fund operating expenses		0.37%
Fee waivers and/or reimbursements	[1][2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.30%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Tax-Exempt Reserves Trust Class Shares	31	112	201	461

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the

  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust

Class shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        2nd quarter 2007:     0.87%

Worst:       1st quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Tax-Exempt Reserves Trust Class Shares	0.02%	1.80%	1.67%

[1]	Year-to-date return as of September 30, 2011: 0.01%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Tax-Exempt Reserves (8Prospectus Summary) | BofA Tax-Exempt Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Tax-Exempt Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund's investment advisor (the Advisor), believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, such as pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of these securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o Tax-Exempt Pass-through Certificates Risk - Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust
Class shares of Columbia Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        2nd quarter 2007:     0.87%
Worst:       1st quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Tax-Exempt Reserves (8Prospectus Summary) | BofA Tax-Exempt Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Tax-Exempt Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.10%
Other	rr_Component3OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.37%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	112
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	201
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	461
Annual Return 2001	rr_AnnualReturn2001	2.57%
Annual Return 2002	rr_AnnualReturn2002	1.20%
Annual Return 2003	rr_AnnualReturn2003	0.81%
Annual Return 2004	rr_AnnualReturn2004	0.94%
Annual Return 2005	rr_AnnualReturn2005	2.13%
Annual Return 2006	rr_AnnualReturn2006	3.21%
Annual Return 2007	rr_AnnualReturn2007	3.42%
Annual Return 2008	rr_AnnualReturn2008	2.10%
Annual Return 2009	rr_AnnualReturn2009	0.33%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.67%

[1]	Year-to-date return as of September 30, 2011: 0.01%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

BofA Treasury Reserves (9Prospectus Summary) | BofA Treasury Reserves
BofA Treasury Reserves
Investment Objective
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Treasury Reserves Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Treasury Reserves Trust Class Shares
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Shareholder administration fee		0.10%
Other		0.01%
Other expenses		0.11%
Total annual Fund operating expenses		0.36%
Fee waivers and/or reimbursements	[1][2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.30%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BofA Treasury Reserves Trust Class Shares	31	110	196	450

Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.

Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the

Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund,

evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates,

  including Bank of America, N.A. and Bank of America Corporation (collectively,

  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity,

  or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by,

  for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality,

  and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the

  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the

  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the

  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal

  Home Loan Mortgage Corporation, the Federal National Mortgage Association and

  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.

  Government. These securities may be supported by the ability to borrow from the

  U.S. Treasury or only by the credit of the issuing agency, authority,

  instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE

  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the

  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.

  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust

Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call

BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns

During this Period

Best:        1st quarter 2001:     1.35%

Worst:       4th quarter 2010:     0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BofA Treasury Reserves Trust Class Shares	none	2.18%	2.11%

[1]	Year-to-date return as of September 30, 2011: 0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
BofA Treasury Reserves (9Prospectus Summary) | BofA Treasury Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Treasury Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Trust Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S.
Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and
  the Federal Home Loan Banks are neither insured nor guaranteed by the U.S.
  Government. These securities may be supported by the ability to borrow from the
  U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE
  FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the statement of additional information for more information.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Trust
Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Trust Class shares has varied from year to year. For the Fund's current 7-day yield, call
BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.35%
Worst:       4th quarter 2010:     0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Treasury Reserves (9Prospectus Summary) | BofA Treasury Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BofA Treasury Reserves | Trust Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.10%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.36%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	196
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	450
Annual Return 2001	rr_AnnualReturn2001	3.88%
Annual Return 2002	rr_AnnualReturn2002	1.59%
Annual Return 2003	rr_AnnualReturn2003	0.92%
Annual Return 2004	rr_AnnualReturn2004	1.05%
Annual Return 2005	rr_AnnualReturn2005	2.86%
Annual Return 2006	rr_AnnualReturn2006	4.76%
Annual Return 2007	rr_AnnualReturn2007	4.74%
Annual Return 2008	rr_AnnualReturn2008	1.47%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.11%

[1]	Year-to-date return as of September 30, 2011: 0.00%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.